WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 39.9%
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 1.0%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	4,570,000	$3,751,096	(a)
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,175,278
AT&T Inc., Senior Notes	2.300%	6/1/27	22,870,000	20,258,345
AT&T Inc., Senior Notes	2.250%	2/1/32	19,180,000	14,441,211
AT&T Inc., Senior Notes	2.550%	12/1/33	5,860,000	4,305,970
AT&T Inc., Senior Notes	5.350%	9/1/40	4,390,000	3,915,487
AT&T Inc., Senior Notes	5.550%	8/15/41	5,040,000	4,529,320
AT&T Inc., Senior Notes	4.350%	6/15/45	6,469,000	4,846,454
AT&T Inc., Senior Notes	3.500%	9/15/53	9,060,000	5,602,685
AT&T Inc., Senior Notes	3.550%	9/15/55	13,730,000	8,413,558
AT&T Inc., Senior Notes	3.800%	12/1/57	1,520,000	963,878
AT&T Inc., Senior Notes	3.650%	9/15/59	4,690,000	2,856,615
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	4,912,050
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	9,070,165
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	5,476,084
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	8,470,000	7,278,639
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	26,937,000	25,322,027
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	4,489,724
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	8,974,640
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	26,933,000	21,459,061
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	50,000	38,162
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	18,525,000	16,502,090
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	1,909,155
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	10,281,884

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	1

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Telecommunication Services - (continued)
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	14,320,000	$9,071,150
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	4,410,000	3,128,571
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	4,840,000	3,581,122
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	6,963,660
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	1,350,872
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	20,220,000	14,503,208
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	3,000,000	1,735,763
Verizon Communications Inc., Senior Notes	3.550%	3/22/51	5,610,000	3,694,655

Total Diversified Telecommunication Services				234,802,579

Entertainment - 0.2%
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	270,347
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	5,629,569
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	11,760,000	11,762,935
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	6,040,000	5,578,861
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	9,150,000	8,156,657
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	18,100,000	15,374,359
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	3,380,000	2,615,929
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	2,820,000	2,097,055

Total Entertainment				51,485,712

Interactive Media & Services - 0.1%
Alphabet Inc., Senior Notes	1.100%	8/15/30	7,900,000	6,152,592
Alphabet Inc., Senior Notes	1.900%	8/15/40	7,890,000	4,939,277
Alphabet Inc., Senior Notes	2.050%	8/15/50	4,870,000	2,661,733

Total Interactive Media & Services				13,753,602

See Notes to Schedule of Investments.

2	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	$4,955,321	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,460,000	1,200,292	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	2/1/31	9,610,000	7,659,300	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	11,470,000	9,188,789	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	27,063,000	21,268,078
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	6,090,000	4,666,397	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,187,000	23,642,289
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	23,199,000	21,301,033
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	18,570,672
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,450,000	4,252,909
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	18,970,000	16,143,258
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	9,215,000	7,542,893

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	3

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	6,700,000	$4,144,731
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	5,785,193
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	1,790,000	1,365,277
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	10,450,000	8,351,962
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	15,750,000	11,494,538
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	4,227,917
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	2,307,047
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	11,060,000	8,191,872
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	3,790,351
Comcast Corp., Senior Notes	3.950%	10/15/25	21,460,000	20,826,617

See Notes to Schedule of Investments.

4	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Comcast Corp., Senior Notes	3.150%	3/1/26	9,960,000	$9,460,745
Comcast Corp., Senior Notes	3.300%	4/1/27	12,400,000	11,549,952
Comcast Corp., Senior Notes	4.150%	10/15/28	42,000,000	39,800,882
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	7,025,262
Comcast Corp., Senior Notes	4.250%	10/15/30	20,418,000	18,815,544
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	1,538,947
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	213,351
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	59,323
Comcast Corp., Senior Notes	6.500%	11/15/35	451,000	478,322
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	6,794,433
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,155,518
Comcast Corp., Senior Notes	3.750%	4/1/40	7,620,000	5,907,251
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,057,434
Comcast Corp., Senior Notes	4.000%	8/15/47	2,990,000	2,236,360
Comcast Corp., Senior Notes	3.969%	11/1/47	10,306,000	7,698,377
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	1,673,761
Comcast Corp., Senior Notes	3.999%	11/1/49	11,776,000	8,750,001
Comcast Corp., Senior Notes	3.450%	2/1/50	4,417,000	2,989,461
Comcast Corp., Senior Notes	2.800%	1/15/51	9,010,000	5,280,188
Comcast Corp., Senior Notes	2.887%	11/1/51	7,170,000	4,228,940
Comcast Corp., Senior Notes	2.937%	11/1/56	4,834,000	2,749,586
Comcast Corp., Senior Notes	4.950%	10/15/58	2,370,000	2,041,941
DISH DBS Corp., Senior Notes	5.875%	11/15/24	11,864,000	11,061,796
DISH DBS Corp., Senior Notes	7.750%	7/1/26	5,360,000	4,028,388
DISH DBS Corp., Senior Notes	5.125%	6/1/29	12,390,000	6,887,291
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	6,330,000	5,391,425	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	1,120,000	863,100	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	11,598,878
Time Warner Cable Enterprises LLC, Senior Secured Notes	8.375%	7/15/33	2,060,000	2,215,961
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	4,570,000	4,147,912
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	8,603,737
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	3,018,385

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	5

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	$7,004,478
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	10,960,000	9,774,119	(a)

Total Media				426,977,785

Wireless Telecommunication Services - 1.0%
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	9,173,000	7,480,139	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	5,960,000	4,223,966	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	6,420,000	4,381,473	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	43,058,000	30,523,346	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	656,191
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	14,390,000	16,659,677
Sprint LLC, Senior Notes	7.625%	2/15/25	5,365,000	5,447,777
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	633,750	627,204	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	34,810,000	33,597,107
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	3,600,000	3,317,237
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	2,920,000	2,729,487
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	16,630,000	14,104,703
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	9,713,000	8,551,855
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	44,685,000	39,606,502
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	9,660,000	7,690,209
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	8,370,000	6,793,742
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	27,920,000	23,635,936
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	4,880,000	3,923,455
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	1,140,000	922,338	(a)

Total Wireless Telecommunication Services				214,872,344

TOTAL COMMUNICATION SERVICES				941,892,022

CONSUMER DISCRETIONARY - 3.7%
Automobiles - 1.1%
Ford Motor Co., Senior Notes	3.250%	2/12/32	20,250,000	15,625,779
Ford Motor Co., Senior Notes	6.100%	8/19/32	12,800,000	12,069,667
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	1,988,256
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,152,533
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	3,120,000	3,023,040

See Notes to Schedule of Investments.

6	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Automobiles - (continued)
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	4,120,000	$3,826,104
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	28,210,000	26,511,006
Ford Motor Credit Co. LLC, Senior Notes	4.125%	8/17/27	8,460,000	7,712,355
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	550,000	490,329
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	5,730,000	5,857,012
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	13,780,000	11,749,810
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	825,000	677,998
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	8,435,000	7,729,870
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	6,900,000	6,995,103
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	33,395,000	27,922,738
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	17,640,000	14,272,480
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	10,163,346
General Motors Co., Senior Notes	5.600%	10/15/32	5,140,000	4,803,269
General Motors Co., Senior Notes	6.600%	4/1/36	1,170,000	1,137,955
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,713,769
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,264,719
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	6,894,366
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,203,512
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	40,950,000	38,698,939	(a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	35,280,000	32,219,696	(a)

Total Automobiles				248,703,651

Broadline Retail - 0.8%
Amazon.com Inc., Senior Notes	3.300%	4/13/27	4,610,000	4,339,615
Amazon.com Inc., Senior Notes	1.200%	6/3/27	16,140,000	14,028,229
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	14,221,487
Amazon.com Inc., Senior Notes	3.450%	4/13/29	10,310,000	9,525,349

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	7

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Broadline Retail - (continued)
Amazon.com Inc., Senior Notes	1.500%	6/3/30	10,213,000	$8,090,523
Amazon.com Inc., Senior Notes	2.100%	5/12/31	9,530,000	7,647,320
Amazon.com Inc., Senior Notes	3.600%	4/13/32	19,570,000	17,359,829
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	5,808,353
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	9,420,743
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	6,669,367
Amazon.com Inc., Senior Notes	2.500%	6/3/50	15,110,000	8,861,641
Amazon.com Inc., Senior Notes	3.100%	5/12/51	6,360,000	4,201,568
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	2,596,678
Prosus NV, Senior Notes	3.061%	7/13/31	64,270,000	47,748,810	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	24,470,000	14,027,502	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	3,740,000	2,067,932	(a)

Total Broadline Retail				176,614,946

Diversified Consumer Services - 0.0%††
Service Corp. International, Senior Notes	7.500%	4/1/27	3,167,000	3,233,418

Hotels, Restaurants & Leisure - 1.4%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	1,225,000	1,216,824	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	3,060,000	2,747,483	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	3,010,000	2,579,264	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	313,707
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	1,937,114
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	10,770,000	10,609,134	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	4,400,000	4,257,916	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	3.625%	2/15/32	3,130,000	2,526,383	(a)
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	65,810,000	63,709,720
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	23,330,000	21,763,747

See Notes to Schedule of Investments.

8	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Hotels, Restaurants & Leisure - (continued)
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	1,000,000	$910,660
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,140,000	1,982,216
McDonald’s Corp., Senior Notes	3.700%	1/30/26	11,725,000	11,280,646
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	11,942,177
McDonald’s Corp., Senior Notes	3.500%	7/1/27	8,380,000	7,853,015
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	4,046,229
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	8,308,477
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,135,190
McDonald’s Corp., Senior Notes	4.200%	4/1/50	16,630,000	12,926,460
Sands China Ltd., Senior Notes	5.375%	8/8/25	51,746,000	50,160,306
Sands China Ltd., Senior Notes	4.300%	1/8/26	7,500,000	7,012,754
Sands China Ltd., Senior Notes	2.550%	3/8/27	18,910,000	16,417,655
Sands China Ltd., Senior Notes	5.650%	8/8/28	10,270,000	9,673,989
Sands China Ltd., Senior Notes	3.100%	3/8/29	14,360,000	11,892,027
Sands China Ltd., Senior Notes	3.500%	8/8/31	10,910,000	8,642,245
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	8,399,804	(a)
Wynn Macau Ltd., Senior Notes	5.500%	1/15/26	10,691,000	10,004,467	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	15,970,000	13,862,719	(a)

Total Hotels, Restaurants & Leisure				308,112,328

Household Durables - 0.0%††
Lennar Corp., Senior Notes	4.500%	4/30/24	4,650,000	4,606,752
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,321,157
Lennar Corp., Senior Notes	5.000%	6/15/27	20,000	19,466
Lennar Corp., Senior Notes	4.750%	11/29/27	6,200,000	5,976,345
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	540,000	452,569

Total Household Durables				12,376,289

Specialty Retail - 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	8,648,000	7,894,710
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,502,072
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	7,956,212
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	7,877,685
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	1,327,570
Home Depot Inc., Senior Notes	3.350%	4/15/50	23,325,000	15,917,738
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	5,544,968

Total Specialty Retail				48,020,955

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	9

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	$4,415,246	(a)
NIKE Inc., Senior Notes	2.750%	3/27/27	12,570,000	11,618,211
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	10,610,244
NIKE Inc., Senior Notes	3.250%	3/27/40	6,300,000	4,775,760
NIKE Inc., Senior Notes	3.375%	3/27/50	15,332,000	10,951,867

Total Textiles, Apparel & Luxury Goods				42,371,328

TOTAL CONSUMER DISCRETIONARY				839,432,915

CONSUMER STAPLES - 2.0%
Beverages - 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	32,110,000	30,847,965
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	19,205,272
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	5,410,000	5,123,167
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	16,360,000	15,868,527
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	5,700,000	5,075,030
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	14,958,638
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	1,706,000	1,443,047
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	5,670,000	5,437,454
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	2,078,245
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,290,000	3,850,171
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	7,860,000	7,746,773
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	10,970,000	10,502,313
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	3,017,191
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	2,552,691
PepsiCo Inc., Senior Notes	2.625%	3/19/27	1,617,000	1,492,341
PepsiCo Inc., Senior Notes	1.625%	5/1/30	11,710,000	9,414,523
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	3,111,259

Total Beverages				141,724,607

See Notes to Schedule of Investments.

10	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Consumer Staples Distribution & Retail - 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	24,175,000	$21,146,026
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	13,630,000	10,951,438
Walmart Inc., Senior Notes	1.500%	9/22/28	8,480,000	7,198,317
Walmart Inc., Senior Notes	1.800%	9/22/31	4,050,000	3,189,581

Total Consumer Staples Distribution & Retail				42,485,362

Food Products - 0.5%
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	20,593,684	(a)
Danone SA, Senior Notes	2.947%	11/2/26	3,880,000	3,605,441	(a)
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	3,053,815
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	433,368
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	1,541,133
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,207,231
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	307,914	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	245,191
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	3,606,232
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	12,350,000	10,802,666
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	4,226,819
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	8,180,000	6,836,648
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	6,530,000	5,959,278
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	8,989,937	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	4,288,540	(a)
Mars Inc., Senior Notes	2.375%	7/16/40	6,740,000	4,269,175	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	20,918,938

Total Food Products				100,886,010

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	11

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Household Products - 0.0%††
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	$5,395,465

Personal Care Products - 0.2%
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	12,990,000	12,056,899
Haleon US Capital LLC, Senior Notes	3.375%	3/24/29	9,790,000	8,783,911
Haleon US Capital LLC, Senior Notes	3.625%	3/24/32	13,520,000	11,601,590
Kenvue Inc., Senior Notes	4.900%	3/22/33	16,087,000	15,383,430	(a)

Total Personal Care Products				47,825,830

Tobacco - 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,567,536
Altria Group Inc., Senior Notes	4.400%	2/14/26	10,275,000	9,978,334
Altria Group Inc., Senior Notes	4.800%	2/14/29	975,000	927,730
Altria Group Inc., Senior Notes	2.450%	2/4/32	16,140,000	12,183,738
Altria Group Inc., Senior Notes	5.800%	2/14/39	13,440,000	12,469,742
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	4,566,355
Altria Group Inc., Senior Notes	5.950%	2/14/49	15,040,000	13,526,274
Altria Group Inc., Senior Notes	3.700%	2/4/51	7,880,000	4,906,455
Altria Group Inc., Senior Notes	6.200%	2/14/59	1,842,000	1,724,628
BAT Capital Corp., Senior Notes	3.557%	8/15/27	2,726,000	2,495,365
BAT Capital Corp., Senior Notes	4.540%	8/15/47	36,435,000	25,107,229
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	7,228,530
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	2,465,689
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	6,285,974

Total Tobacco				107,433,579

TOTAL CONSUMER STAPLES				445,750,853

ENERGY - 6.9%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	4,582,595
Halliburton Co., Senior Notes	5.000%	11/15/45	6,490,000	5,509,432

Total Energy Equipment & Services				10,092,027

Oil, Gas & Consumable Fuels - 6.9%
Apache Corp., Senior Notes	7.750%	12/15/29	5,170,000	5,298,035
Apache Corp., Senior Notes	4.250%	1/15/30	10,000	8,898

See Notes to Schedule of Investments.

12	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	$906,877
Apache Corp., Senior Notes	5.100%	9/1/40	12,719,000	10,118,024
Apache Corp., Senior Notes	5.250%	2/1/42	1,646,000	1,290,428
Apache Corp., Senior Notes	4.750%	4/15/43	10,830,000	7,900,136
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	12,166,190
Apache Corp., Senior Notes	5.350%	7/1/49	12,190,000	9,352,034
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	12,070,000	11,541,169
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	4,528,806
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	6,753,729
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,240,000	8,325,462
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	3,956,560
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	14,550,000	9,085,177
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,860,000	1,097,039
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	1,140,000	697,258
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	7,790,000	6,449,115	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	17,811,000	14,197,442	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	8,500,000	7,823,113
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	3,721,000	3,185,180
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	19,660,000	15,647,451
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	3,784
Chevron Corp., Senior Notes	1.995%	5/11/27	5,740,000	5,146,975
Chevron Corp., Senior Notes	2.236%	5/11/30	70,000	58,390
Chevron Corp., Senior Notes	3.078%	5/11/50	7,800,000	5,240,520
Chord Energy Corp., Senior Notes	6.375%	6/1/26	2,500,000	2,453,775	(a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	25,695,000	25,095,232	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	13

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	9,160,000	$8,965,258	(a)
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	897,073
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	10,372
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	42,888
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	693,000	750,887
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,504,000	2,464,305
Continental Resources Inc., Senior Notes	2.268%	11/15/26	7,190,000	6,373,606	(a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	18,789,000	17,436,120
Continental Resources Inc., Senior Notes	5.750%	1/15/31	11,559,000	10,864,023	(a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	9,511,000	6,997,758
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	29,539,000	27,756,416
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	24,949,000	23,117,912
Devon Energy Corp., Senior Notes	5.850%	12/15/25	7,036,000	7,002,643
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,248,000	1,216,405
Devon Energy Corp., Senior Notes	5.875%	6/15/28	1,124,000	1,121,233
Devon Energy Corp., Senior Notes	4.500%	1/15/30	1,595,000	1,450,228
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	8,788,002
Devon Energy Corp., Senior Notes	4.750%	5/15/42	13,677,000	10,882,466
Devon Energy Corp., Senior Notes	5.000%	6/15/45	41,100,000	33,156,010
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	402,263
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	15,489,000	13,755,692
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	11,042,000	8,152,476
Ecopetrol SA, Senior Notes	4.625%	11/2/31	14,040,000	10,731,780
Ecopetrol SA, Senior Notes	5.875%	5/28/45	39,340,000	25,959,081
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.654%	10/16/23	3,394,000	3,176,884	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	13,375,000	12,323,059	(b)(c)

See Notes to Schedule of Investments.

14	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	14,868,000	$13,796,084	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	21,862,000	18,903,437	(b)(c)
Energy Transfer LP, Senior Notes	7.600%	2/1/24	1,412,000	1,414,586
Energy Transfer LP, Senior Notes	2.900%	5/15/25	11,430,000	10,863,634
Energy Transfer LP, Senior Notes	4.950%	6/15/28	4,888,000	4,681,007
Energy Transfer LP, Senior Notes	5.250%	4/15/29	4,100,000	3,933,222
Energy Transfer LP, Senior Notes	3.750%	5/15/30	18,610,000	16,221,793
Energy Transfer LP, Senior Notes	6.500%	2/1/42	3,300,000	3,159,372
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,000,000	1,808,263
Energy Transfer LP, Senior Notes	5.300%	4/1/44	1,170,000	953,657
Energy Transfer LP, Senior Notes	5.350%	5/15/45	2,000,000	1,642,563
Energy Transfer LP, Senior Notes	5.300%	4/15/47	10,000,000	8,136,170
Energy Transfer LP, Senior Notes	5.400%	10/1/47	16,733,000	13,822,336
Energy Transfer LP, Senior Notes	6.250%	4/15/49	19,000,000	17,462,646
Energy Transfer LP, Senior Notes	5.000%	5/15/50	4,660,000	3,661,348
Energy Transfer LP/Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	509,241
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	17,943,000	16,834,205
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	7,605,853
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	27,967,000	23,761,521
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	5,915,000	6,262,805
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,148,026
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	834,229
Enterprise Products Operating LLC, Senior Notes	4.250%	2/15/48	6,633,000	5,201,811
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	1,425,171

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	15

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	$2,604,852
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	20,977,000	14,866,885
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	4,883,279
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	4,965,000	4,140,691	(c)
EOG Resources Inc., Senior Notes	4.375%	4/15/30	3,690,000	3,480,334
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	11,012,615
EOG Resources Inc., Senior Notes	4.950%	4/15/50	19,990,000	17,717,891
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	1,280,000	1,202,608
EQT Corp., Senior Notes	6.125%	2/1/25	681,000	679,305
EQT Corp., Senior Notes	3.125%	5/15/26	600,000	555,702	(a)
EQT Corp., Senior Notes	3.900%	10/1/27	28,139,000	26,049,640
EQT Corp., Senior Notes	5.000%	1/15/29	10,428,000	9,812,227
EQT Corp., Senior Notes	3.625%	5/15/31	12,373,000	10,479,684	(a)
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	6,200,000	5,881,879
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	11,854,342
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	3,000,000	2,558,094
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	17,020,000	13,681,691
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	4,800,000	3,944,832
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	6,000,000	4,203,598
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	8,550,000	7,793,254	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	12,310,000	10,059,621	(a)
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,574,649
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,392,006
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	1,629,571
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,073,350
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	573,535

See Notes to Schedule of Investments.

16	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	$2,748,553
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	2,190,000	2,062,224
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	3,559,196
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	12,860,000	11,065,629
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	3,724,974
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	7,186,424
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	9,664,389
MPLX LP, Senior Notes	4.875%	6/1/25	7,370,000	7,231,019
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	8,401,110
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	9,570,071
MPLX LP, Senior Notes	5.200%	3/1/47	5,570,000	4,555,490
MPLX LP, Senior Notes	4.700%	4/15/48	12,450,000	9,449,231
MPLX LP, Senior Notes	5.500%	2/15/49	8,066,000	6,838,362
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	1,441,000	1,451,469
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	11,940,000	11,794,153
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	8,838,745
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	17,851,614
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,900,000	6,216,392
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	51,098
Occidental Petroleum Corp., Senior Notes	6.625%	9/1/30	17,260,000	17,507,508
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	14,340,000	15,234,359
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	5,190,148
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	22,790,855
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	6,250,000	4,413,406
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	16,480,000	11,871,121
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	27,550,000	27,103,001

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	17

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	9,750,000	$7,165,421
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	27,945,000	18,490,517
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	20,750,000	14,358,828
ONEOK Inc., Senior Notes	5.550%	11/1/26	5,370,000	5,336,291
ONEOK Inc., Senior Notes	5.800%	11/1/30	8,440,000	8,267,423
ONEOK Inc., Senior Notes	6.050%	9/1/33	16,980,000	16,691,661
ONEOK Inc., Senior Notes	6.625%	9/1/53	22,040,000	21,607,791
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	4.125%	2/15/28	2,070,000	1,903,111	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	4,259,000	4,254,835
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	87,630,000	86,256,698
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	16,965,000	16,678,120
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	2,350,000	2,168,313
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	2,135,974
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	13,920,000	8,140,352
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	14,200,000	8,428,357
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	3,620,000	3,273,046
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	15,860,000	12,525,381
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	5,009,225
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	10,420,000	8,323,230	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	29,780,000	19,039,842	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	463,000	462,113
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	4,750,259	(a)

See Notes to Schedule of Investments.

18	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Shell International Finance BV, Senior Notes	2.750%	4/6/30	8,380,000	$7,211,807
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	4,969,291
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	5,405,263
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	11,316,267
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	6,931,052
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	510,296
Shell International Finance BV, Senior Notes	3.250%	4/6/50	15,470,000	10,286,904
Sinopec Group Overseas Development 2015 Ltd., Senior Notes	3.250%	4/28/25	6,000,000	5,787,935	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	10,362,275
Southwestern Energy Co., Senior Notes	5.375%	2/1/29	920,000	848,146
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	3,790,000	3,457,456
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	5,920,000	5,087,460
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	830,000	733,542	(a)
Targa Resources Corp., Senior Notes	5.200%	7/1/27	11,950,000	11,716,846
Targa Resources Corp., Senior Notes	4.950%	4/15/52	5,220,000	4,021,811
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,266,843
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	3,930,000	3,741,714
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,123,886

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	19

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	15,845,000	$14,210,187
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	1,520,000	1,280,699
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	16,960,000	14,178,875	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	35,985,305
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	10,180,000	7,915,053	(a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	7,140,000	6,838,230
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,200,965
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	42,385,000	37,094,598
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	1,170,000	914,662
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,700,000	2,149,641
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,340,000	4,946,336
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,771,043
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	180,000	167,448
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	5,920,000	5,108,164
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	4,527,203
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	6,899,856
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	3,453,605
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	817,124
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	4,000,000	3,365,774
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	6,529,000	5,223,086

Total Oil, Gas & Consumable Fuels				1,549,334,731

TOTAL ENERGY				1,559,426,758

FINANCIALS - 13.1%
Banks - 9.1%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	7,959,481	(a)

See Notes to Schedule of Investments.

20	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
BAC Capital Trust XIV, Ltd. GTD (3 mo. Term SOFR + 0.662%)	6.071%	10/16/23	7,226,000	$5,592,780	(b)(c)
Banco Santander SA, Senior Notes	2.746%	5/28/25	32,300,000	30,428,042
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	1,800,000	1,662,862	(c)
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	228,860
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	13,762,624
Bank of America Corp., Senior Notes	3.500%	4/19/26	13,560,000	12,807,580
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	29,223,131
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	30,768,866	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	7,000,000	5,321,922	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	28,780,000	22,129,065	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	24,180,000	19,442,679	(c)
Bank of America Corp., Senior Notes (2.687% to 4/22/31 then SOFR + 1.320%)	2.687%	4/22/32	20,000,000	15,728,070	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	7,180,000	5,664,533	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	27,181,000	24,392,518	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	7,230,000	6,606,071	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	21

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	14,670,000	$14,464,483	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	69,530,000	63,724,070	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	6,050,000	5,436,272	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	25,370,000	18,777,611	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	7,370,000	5,720,114	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,020,000	4,741,563	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	28,080,000	24,944,310	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	11,580,000	11,381,383
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,330,000	2,268,418
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	2,938,426
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	13,779,711
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	2,620,000	1,908,282	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	25,074,171
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	3,304,726	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	13,752,616

See Notes to Schedule of Investments.

22	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	9,280,000	$7,740,865	(c)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	6,290,000	5,879,488	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	55,020,000	49,199,327	(c)
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	20,170,000	19,783,192	(a)(b)(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	6,656,560	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	32,210,000	29,963,619	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	15,310,000	14,291,219	(a)(c)
BNP Paribas SA, Senior Notes (2.871% to 4/19/31 then SOFR + 1.387%)	2.871%	4/19/32	10,000,000	7,856,509	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. Term SOFR + 2.497%)	4.705%	1/10/25	37,600,000	37,416,287	(a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	45,140,000	43,602,208	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo.
Term SOFR + 2.829%)	5.198%	1/10/30	9,009,000	8,562,038	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	3,290,000	3,121,099	(a)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	5,800,960	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,248,333	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	23

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Junior Subordinated Notes (3 mo. Term SOFR + 4.330%)	9.699%	10/30/23	6,050,000	$6,050,779	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. Term SOFR + 4.167%)	5.950%	5/15/25	18,320,000	17,502,763	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. Term SOFR + 3.685%)	6.300%	5/15/24	3,700,000	3,610,462	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	2,583,250
Citigroup Inc., Senior Notes	4.650%	7/30/45	17,092,000	13,754,314
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	2,430,279
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	20,000,000	15,490,386	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	28,500,000	22,737,464	(c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	16,229,960	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	10,730,000	10,242,422	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. Term SOFR + 1.413%)	3.520%	10/27/28	46,220,000	41,837,751	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	16,030,000	13,378,654	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	7,640,000	6,865,123	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	16,280,000	14,991,157	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	16,808,529	(c)

See Notes to Schedule of Investments.

24	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	3,760,000	$3,594,859	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	7,260,000	6,610,491	(c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	18,528,219
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	18,380,000	18,165,153
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	10,907,737
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	26,770,000	25,143,401
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	1,677,086
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	128,817
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	2,812,171
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	1,530,706
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	1,630,022
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	26,630,000	25,705,951
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	30,350,000	27,938,508	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	14,550,000	13,382,667	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	10,920,000	9,113,858	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	10,927,329	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	8,590,000	7,620,344	(a)(c)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	18,576,885	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,145,105	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	25

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Banks - (continued)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	250,000		$232,961	(a)(c)
Danske Bank A/S, Senior Notes (6.259% to 9/22/25 then 1 year Treasury Constant Maturity Rate + 1.180%)	6.259%	9/22/26	10,210,000		10,209,925	(a)(c)
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000		12,764,704
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	810,000		757,145
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	25,080,000		23,383,638	(c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	11,590,000		9,275,206	(c)
HSBC Holdings PLC, Senior Notes (4.041% to 3/13/27 then 3 mo. Term SOFR + 1.808%)	4.041%	3/13/28	3,480,000		3,222,479	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	4,910,000		4,867,914
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	11,560,000		11,121,690
HSBC Holdings PLC, Subordinated Notes (4.762% to 3/29/32 then SOFR + 2.530%)	4.762%	3/29/33	14,280,000		12,168,704	(c)
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	6,972,000,000	INR	83,523,263	(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000		38,256,601	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000		10,430,167	(a)
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000		19,744
JPMorgan Chase & Co., Senior Notes (1.953% to 2/4/31 then SOFR + 1.065%)	1.953%	2/4/32	20,000,000		15,177,299	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000		23,284,223	(c)

See Notes to Schedule of Investments.

26	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	$11,160,113	(c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	10,480,000	8,114,514	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then 3 mo. Term SOFR + 1.250%)	2.580%	4/22/32	9,440,000	7,450,966	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	10,000,000	6,956,984	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	10,560,000	6,561,500	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	29,830,000	27,073,450	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. Term SOFR + 1.262%)	4.023%	12/5/24	28,080,000	27,956,785	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. Term SOFR + 1.522%)	4.203%	7/23/29	15,100,000	13,998,480	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	7,130,000	6,657,576	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then 3 mo. Term SOFR + 3.790%)	4.493%	3/24/31	15,000,000	13,738,384	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,130,550
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	13,627,262
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	3,845,202
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	10,670,000	9,134,136

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	27

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	$936,776	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	10,455,441
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,510,000	6,071,437
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	186,337
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	2,021,353	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	15,009,225
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	13,100,000	12,654,383	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	13,490,000	12,676,056	(c)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	10,596,781	(c)
NatWest Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	5,100,408	(c)
NatWest Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	2,798,099	(c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	22,150,000	21,498,655	(c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	7,600,000	7,541,469	(c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	13,126,863

See Notes to Schedule of Investments.

28	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	12,660,000	$11,043,407
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	2,379,000	1,737,464	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	620,256	(a)
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	13,078,277
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	5,050,000	4,531,772
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	12,950,000	12,813,629	(c)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	306,000	288,507	(a)(c)
US Bancorp, Senior Notes	1.450%	5/12/25	23,580,000	22,003,392
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	1,950,000	1,721,196	(c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	12,280,000	11,959,920	(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	5,610,000	5,295,429	(c)
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	8,840,000	8,776,963
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	27,114,922
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	20,920,000	19,219,337
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	19,740,000	18,539,553	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	24,292,229	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. Term SOFR + 1.432%)	2.879%	10/30/30	5,770,000	4,806,093	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	29

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	8,490,000	$6,866,459	(c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. Term SOFR + 1.572%)	3.584%	5/22/28	23,440,000	21,471,800	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	15,920,000	14,448,020	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	115,960,000	97,546,232	(c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	4,660,000	4,415,022	(c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	1,310,000	1,278,551	(c)
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	1,793,952
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	15,880,000	14,971,679
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	7,067,331
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	1,633,998
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	15,924,924
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	13,177,485
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	2,275,527
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	17,600,043

Total Banks				2,047,797,763

Capital Markets - 2.9%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	7,622,428
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	28,270,000	28,187,948

See Notes to Schedule of Investments.

30	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	5,290,000	$5,148,789	(c)
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	4,322,833
Credit Suisse AG, Senior Notes	7.950%	1/9/25	34,910,000	35,540,508
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	13,098,569
Credit Suisse AG AT1 Claim	—	1/1/50	61,000,000	0	*(e)(f)(g)
Credit Suisse AG, Senior Notes	7.500%	2/15/28	38,500,000	40,292,365
Goldman Sachs Capital II, Ltd. GTD (3 mo. Term SOFR + 1.029%)	6.439%	12/1/23	303,000	249,107	(b)(c)
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,057,264
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,325,518
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	7,500,000	7,256,381
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	16,344,503
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	9,894,186
Goldman Sachs Group Inc., Senior Notes	2.600%	2/7/30	10,000,000	8,195,888
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	14,580,000	14,723,063
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	9,754,000	8,221,922
Goldman Sachs Group Inc., Senior Notes (2.615% to 4/22/31 then SOFR + 1.281%)	2.615%	4/22/32	20,000,000	15,630,799	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	2,000,000	1,544,626	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	7,840,000	5,070,368	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	3,096,000	2,100,962	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	5,790,000	5,344,415	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	31

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. Term SOFR + 1.772%)	3.691%	6/5/28	5,760,000	$5,311,240	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	38,345,000	34,837,047	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	21,650,000	20,034,907	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	18,260,000	17,601,022
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	8,756,916
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	15,341,000	13,165,854
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	5,320,000	4,892,120
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	1,690,000	1,471,031
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,219,208	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	26,590,000	24,988,536	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	2,020,000	1,546,343	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	21,549,266	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	29,910,000	25,780,048	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	32,663,000	29,800,088	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. Term SOFR + 1.890%)	4.431%	1/23/30	1,160,000	1,073,547	(c)
UBS AG, Senior Notes	4.500%	6/26/48	4,463,000	3,709,166	(a)

See Notes to Schedule of Investments.

32	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Capital Markets - (continued)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	$40,354,857	(a)(b)(c)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	4,679,721	(a)
UBS Group AG, Senior Notes	4.550%	4/17/26	3,720,000	3,573,638
UBS Group AG, Senior Notes	4.253%	3/23/28	10,530,000	9,685,950	(a)
UBS Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	39,120,344	(a)(c)
UBS Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,210,271	(a)(c)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	7,140,000	5,402,043	(a)(c)
UBS Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	40,670,000	32,147,736	(a)(c)
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	33,870,000	29,592,269	(a)(c)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	9,390,000	9,097,822	(a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	12,160,000	11,494,463	(a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	9,360,000	10,816,366	(a)(c)

Total Capital Markets				657,084,261

Consumer Finance - 0.1%
American Express Co., Senior Notes	3.375%	5/3/24	14,900,000	14,672,616
American Express Co., Senior Notes	4.050%	5/3/29	15,630,000	14,555,194

Total Consumer Finance				29,227,810

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	33

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.150%	2/15/24	18,350,000	$18,143,257
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	31,910,000	28,597,466
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	25,990,000	22,297,056
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	14,210,000	11,301,566
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes	8.620%	1/2/25	364,763	371,374
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	156,910
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	16,084,591
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	7.459%	12/21/65	2,870,000	2,171,797	(a)(c)
Mastercard Inc., Senior Notes	3.850%	3/26/50	4,530,000	3,493,038
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	9,000,000	8,449,091	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	2,776,573	(a)
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	12,430,000	11,636,433
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	5,521,730
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	885,801	(a)
Vanguard Group Inc.	3.050%	8/22/50	21,230,000	11,893,432
Visa Inc., Senior Notes	3.150%	12/14/25	12,450,000	11,887,326
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	8,088,537
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	13,956,956

Total Financial Services				177,712,934

See Notes to Schedule of Investments.

34	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Insurance - 0.2%
American International Group Inc., Senior Notes	2.500%	6/30/25	5,319,000	$5,020,192
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	374,000	260,407
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	5,144,702
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,458,441	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/32	8,900,000	9,228,650	(a)(b)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/31	5,493,000	5,374,266	(b)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	10,670,000	9,825,361	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	4,983,999	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	6,540,610	(a)

Total Insurance				51,836,628

TOTAL FINANCIALS				2,963,659,396

HEALTH CARE - 3.6%
Biotechnology - 0.6%
AbbVie Inc., Senior Notes	3.750%	11/14/23	3,205,000	3,197,228
AbbVie Inc., Senior Notes	2.600%	11/21/24	41,910,000	40,418,342
AbbVie Inc., Senior Notes	3.800%	3/15/25	10,140,000	9,859,524
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	9,118,077
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	10,110,396
AbbVie Inc., Senior Notes	3.200%	11/21/29	45,280,000	39,980,586
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	127,398
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	405,611
AbbVie Inc., Senior Notes	4.875%	11/14/48	2,385,000	2,087,058
AbbVie Inc., Senior Notes	4.250%	11/21/49	11,776,000	9,331,468
Amgen Inc., Senior Notes	3.625%	5/22/24	140,000	138,061
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	1,566,058
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	394,717
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	4,858,304
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,493,952
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	5,285,727

Total Biotechnology				138,372,507

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	35

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Equipment & Supplies - 0.2%
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	$6,333,731
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	9,252,555
Becton Dickinson & Co., Senior Notes	3.363%	6/6/24	8,681,000	8,529,509
Becton Dickinson & Co., Senior Notes	3.734%	12/15/24	1,072,000	1,045,996
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	1,975,000	1,661,935
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	20,900,000	12,516,146	(a)

Total Health Care Equipment & Supplies				39,339,872

Health Care Providers & Services - 1.5%
Centene Corp., Senior Notes	4.250%	12/15/27	8,754,000	8,077,885
Centene Corp., Senior Notes	4.625%	12/15/29	12,769,000	11,515,020
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	2,555,733
Centene Corp., Senior Notes	3.000%	10/15/30	1,400,000	1,130,955
Centene Corp., Senior Notes	2.625%	8/1/31	1,430,000	1,097,043
Cigna Corp., Senior Notes	2.375%	3/15/31	10,000,000	7,993,171
Cigna Group, Senior Notes	4.125%	11/15/25	8,050,000	7,796,540
Cigna Group, Senior Notes	4.375%	10/15/28	16,690,000	15,796,970
Cigna Group, Senior Notes	4.800%	8/15/38	26,282,000	23,171,379
Cigna Group, Senior Notes	4.900%	12/15/48	8,400,000	7,086,542
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,133,775
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	4,298,449
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	5,225,348
CVS Health Corp., Senior Notes	4.300%	3/25/28	12,360,000	11,701,357
CVS Health Corp., Senior Notes	3.750%	4/1/30	21,210,000	18,756,430
CVS Health Corp., Senior Notes	1.750%	8/21/30	10,000,000	7,700,242
CVS Health Corp., Senior Notes	1.875%	2/28/31	3,810,000	2,907,819
CVS Health Corp., Senior Notes	2.125%	9/15/31	13,700,000	10,484,389
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	3,671,823
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	10,453,314
CVS Health Corp., Senior Notes	5.050%	3/25/48	21,983,000	18,281,066
CVS Health Corp., Senior Notes	4.250%	4/1/50	11,275,000	8,353,282
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	1,886,258	1,834,416
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	1,011,546	1,013,009
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	5,526,577	5,469,737

See Notes to Schedule of Investments.

36	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
Elevance Health Inc., Senior Notes	3.350%	12/1/24	4,140,000	$4,019,618
Elevance Health Inc., Senior Notes	3.650%	12/1/27	3,165,000	2,935,433
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,580,000	3,190,825
Elevance Health Inc., Senior Notes	4.375%	12/1/47	4,000,000	3,187,871
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	765,784	(a)
HCA Inc., Senior Notes	5.000%	3/15/24	330,000	328,359
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,506,361
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	740,325
HCA Inc., Senior Notes	5.250%	6/15/26	2,960,000	2,898,607
HCA Inc., Senior Notes	5.375%	9/1/26	518,000	508,548
HCA Inc., Senior Notes	4.500%	2/15/27	1,780,000	1,699,924
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	682,964
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	3,995,960
HCA Inc., Senior Notes	3.500%	9/1/30	14,403,000	12,190,587
HCA Inc., Senior Notes	5.500%	6/15/47	5,920,000	5,059,059
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	16,167,341
Humana Inc., Senior Notes	4.500%	4/1/25	2,460,000	2,416,325
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	7,916,013
Humana Inc., Senior Notes	2.150%	2/3/32	4,440,000	3,357,490
Humana Inc., Senior Notes	4.625%	12/1/42	2,320,000	1,898,866
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	2,090,894
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	500,387
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	2,463,954
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	6,960,000	6,517,134
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	9,163,697
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	2,750,000	2,223,352
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	9,820,000	8,966,084
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	9,840,684

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	37

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - (continued)
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	$2,735,053
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	7,720,000	6,384,886
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	4,663,175
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	1,080,000	664,257
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	7,404,849
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	1,570,000	952,848

Total Health Care Providers & Services				339,543,208

Pharmaceuticals - 1.3%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	5,181,000	4,693,712	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	18,322	(a)
Bausch Health Cos. Inc., Senior Notes	5.000%	2/15/29	20,974,000	8,064,735	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	22,301,000	8,841,120	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	6,789,000	2,735,220	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	67,480,000	25,433,672	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	523,448	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	25,023,000	24,464,750
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	12,042,000	11,427,428
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	2,693,000	2,441,257
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	3,441,000	2,874,792
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	25,094,799
Johnson & Johnson, Senior Notes	2.100%	9/1/40	3,700,000	2,370,703
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	9,130,000	7,158,272
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	16,410,000	9,924,304

See Notes to Schedule of Investments.

38	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	$12,130,169
Pfizer Inc., Senior Notes	1.700%	5/28/30	13,010,000	10,438,095
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	5,761
Teva Pharmaceutical Finance Co. LLC, Senior Notes	6.150%	2/1/36	2,420,000	2,149,074
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	1,810,000	1,802,680
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	10,230,000	10,275,902
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	81,598,000	72,794,424
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	9,740,000	8,948,947
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.750%	3/1/28	830,000	815,742
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	25,910,000	23,451,789
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	8.125%	9/15/31	6,060,000	6,276,960
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.100%	10/1/46	21,910,000	13,742,513
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	5,242,956

Total Pharmaceuticals				304,141,546

TOTAL HEALTH CARE				821,397,133

INDUSTRIALS - 3.1%
Aerospace & Defense - 1.6%
Boeing Co., Senior Notes	1.433%	2/4/24	11,330,000	11,150,956
Boeing Co., Senior Notes	4.875%	5/1/25	33,300,000	32,733,218
Boeing Co., Senior Notes	2.196%	2/4/26	19,860,000	18,239,663
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,475,290
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,575,492
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,293,288
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	14,606,782
Boeing Co., Senior Notes	5.150%	5/1/30	9,930,000	9,491,193
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	25,031,130
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	2,774,885
Boeing Co., Senior Notes	5.705%	5/1/40	21,976,000	20,290,959
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	6,471,447
Boeing Co., Senior Notes	5.805%	5/1/50	28,300,000	25,650,276
Boeing Co., Senior Notes	5.930%	5/1/60	14,430,000	12,974,675

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	39

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Aerospace & Defense - (continued)
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,740,000	$1,683,343
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	1,305,391
General Dynamics Corp., Senior Notes	4.250%	4/1/50	8,121,000	6,682,910
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	2,723,492
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	2,940,000	2,564,144
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	7,740,000	6,945,932
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	2,208,831
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	34,050,000	26,907,579
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	14,925,000	14,397,624
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	27,274,229
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	18,320,000	16,925,504
RTX Corp., Senior Notes	3.150%	12/15/24	6,150,000	5,955,573
RTX Corp., Senior Notes	3.950%	8/16/25	14,150,000	13,698,371
RTX Corp., Senior Notes	4.125%	11/16/28	7,780,000	7,259,704
RTX Corp., Senior Notes	2.250%	7/1/30	13,000,000	10,469,982
RTX Corp., Senior Notes	4.500%	6/1/42	11,509,000	9,428,364
RTX Corp., Senior Notes	3.030%	3/15/52	11,750,000	7,082,490

Total Aerospace & Defense				355,272,717

Air Freight & Logistics - 0.1%
DP World Ltd., Senior Notes	5.625%	9/25/48	27,030,000	24,037,779	(a)

Building Products - 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	3,190,000	2,619,742	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	840,000	567,693

Total Building Products				3,187,435

Commercial Services & Supplies - 0.1%
ADT Security Corp., Senior Secured Notes	4.125%	8/1/29	810,000	685,791	(a)
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	7,115,702

See Notes to Schedule of Investments.

40	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - (continued)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	540,000	$476,602
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,359,492	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	8,841,648

Total Commercial Services & Supplies				24,479,235

Electrical Equipment - 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	3,390,054

Ground Transportation - 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	2,120,000	1,307,239
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	10,360,000	6,489,265
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	8,460,370
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	3,957,499
Union Pacific Corp., Senior Notes	2.891%	4/6/36	22,190,000	16,827,239
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	16,471,175
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	8,396,475

Total Ground Transportation				61,909,262

Industrial Conglomerates - 0.1%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	8,461,686
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	2,941,917
3M Co., Senior Notes	3.700%	4/15/50	20,000,000	14,288,621

Total Industrial Conglomerates				25,692,224

Machinery - 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	3,590,685
Deere & Co., Senior Notes	3.750%	4/15/50	24,850,000	19,669,184
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	6,186,190
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	5,265,000	4,632,731	(a)

Total Machinery				34,078,790

Passenger Airlines - 0.5%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	9,750,000	9,379,680
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	17,870,000	18,105,169
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	12,730,000	12,369,544	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	9,950,000	9,459,586	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	41

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Passenger Airlines - (continued)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	11,812,500	$11,715,596	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	11,735,997	11,740,530	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	10,350,000	9,581,880	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	27,030,000	23,261,357	(a)

Total Passenger Airlines				105,613,342

Trading Companies & Distributors - 0.3%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	9,124,710
Air Lease Corp., Senior Notes	5.300%	2/1/28	13,660,000	13,206,364
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	4,744,000	4,056,187	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	2,156,744
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	96,000	93,390
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,061,550
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	1,444,916
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	28,270,000	23,552,297
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	10,600,000	8,567,411

Total Trading Companies & Distributors				67,263,569

TOTAL INDUSTRIALS				704,924,407

INFORMATION TECHNOLOGY - 1.4%
IT Services - 0.2%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	39,613,299	(h)

Semiconductors & Semiconductor Equipment - 0.7%
Broadcom Inc., Senior Notes	4.150%	11/15/30	1,207,000	1,069,581
Broadcom Inc., Senior Notes	3.137%	11/15/35	55,490,000	40,475,877	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	154,000	110,632	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	1,635,000	1,410,084	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	3,921,920

See Notes to Schedule of Investments.

42	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Semiconductors & Semiconductor Equipment - (continued)
Intel Corp., Senior Notes	1.600%	8/12/28	12,160,000	$10,288,641
Intel Corp., Senior Notes	5.125%	2/10/30	9,830,000	9,651,029
Intel Corp., Senior Notes	4.750%	3/25/50	11,385,000	9,423,565
Intel Corp., Senior Notes	3.050%	8/12/51	5,950,000	3,622,496
Micron Technology Inc., Senior Notes	5.875%	2/9/33	7,071,000	6,760,250
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	6,887,895
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	13,592,180
NVIDIA Corp., Senior Notes	3.500%	4/1/50	47,120,000	34,373,926	(h)
NVIDIA Corp., Senior Notes	3.700%	4/1/60	16,020,000	11,749,842
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	8,113,881
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	8,690,000	7,038,497

Total Semiconductors & Semiconductor Equipment				168,490,296

Software - 0.5%
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,778,000	6,714,492
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	38,399,114	(h)
Microsoft Corp., Senior Notes	3.450%	8/8/36	367,000	309,753
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,686,000	1,027,662
Microsoft Corp., Senior Notes	2.921%	3/17/52	3,247,000	2,131,922
Microsoft Corp., Senior Notes	3.041%	3/17/62	3,169,000	2,008,721
Oracle Corp., Senior Notes	1.650%	3/25/26	28,500,000	25,822,402
Oracle Corp., Senior Notes	2.950%	4/1/30	2,670,000	2,247,850
Oracle Corp., Senior Notes	4.650%	5/6/30	9,810,000	9,179,222
Oracle Corp., Senior Notes	2.875%	3/25/31	32,310,000	26,406,002
Salesforce Inc., Senior Notes	3.700%	4/11/28	3,480,000	3,285,183

Total Software				117,532,323

TOTAL INFORMATION TECHNOLOGY				325,635,918

MATERIALS - 1.4%
Chemicals - 0.4%
MEGlobal BV, Senior Notes	4.250%	11/3/26	14,230,000	13,537,711	(a)
OCP SA, Senior Notes	4.500%	10/22/25	14,110,000	13,613,003	(a)
OCP SA, Senior Notes	3.750%	6/23/31	11,410,000	9,040,440	(a)
OCP SA, Senior Notes	5.125%	6/23/51	11,820,000	7,866,860	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	43

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Chemicals - (continued)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	24,740,000	$22,080,671	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	25,600,000	19,942,889	(a)

Total Chemicals				86,081,574

Containers & Packaging - 0.0%††
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, Senior Notes	4.000%	9/1/29	780,000	611,462	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	509,850	(a)
Ball Corp., Senior Notes	3.125%	9/15/31	12,830,000	10,065,615

Total Containers & Packaging				11,186,927

Metals & Mining - 0.8%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,318,253	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	9,383,603	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	12,265,048	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	3,490,000	3,503,388
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	8,111,755
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	7,966,463
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	6,894,670
First Quantum Minerals Ltd., Senior Notes	8.625%	6/1/31	5,040,000	5,022,016	(a)
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	127,764
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	5,720,000	5,160,939
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	26,172,000	22,348,276
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	1,960,632	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	30,538,000	30,280,492	(a)

See Notes to Schedule of Investments.

44	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Metals & Mining - (continued)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	9,420,000	$8,848,217	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	29,700,000	25,702,929
Teck Resources Ltd., Senior Notes	3.900%	7/15/30	5,000,000	4,350,253
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	574,390
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	6,600,000	6,716,259
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	6,627,468
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	9,724,186

Total Metals & Mining				178,887,001

Paper & Forest Products - 0.2%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	39,840,000	32,781,778
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	9,870,000	7,589,551

Total Paper & Forest Products				40,371,329

TOTAL MATERIALS				316,526,831

REAL ESTATE - 0.1%
Diversified REITs - 0.0%††
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	340,000	310,634	(a)

Health Care REITs - 0.0%††
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	3,294,000	2,820,221	(a)

Retail REITs - 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	23,073,777	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	384,770	(a)

Total Retail REITs				23,458,547

TOTAL REAL ESTATE				26,589,402

UTILITIES - 0.4%
Electric Utilities - 0.3%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	6,040,000	4,780,309	(a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	3,000,000	2,783,570
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	7,740,000	7,107,603
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	4,939,803

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	45

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Electric Utilities - (continued)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	5,780,000	$5,203,382
FirstEnergy Corp., Senior Notes	4.150%	7/15/27	15,802,000	14,701,006
FirstEnergy Corp., Senior Notes	5.100%	7/15/47	10,344,000	8,790,879
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	6,640,000	5,681,703
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	8,320,000	6,335,686
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	1,720,000	1,103,381
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	4,040,000	2,409,822
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	4,652,460

Total Electric Utilities				68,489,604

Multi-Utilities - 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	4,745,641
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	3,324,282
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	3,761,675
Total Multi-Utilities				11,831,598

TOTAL UTILITIES				80,321,202

TOTAL CORPORATE BONDS & NOTES (Cost - $10,466,485,489)				9,025,556,837

MORTGAGE-BACKED SECURITIES - 33.4%
FHLMC - 8.4%
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	5/1/24-6/1/53	112,644,761	106,662,827
Federal Home Loan Mortgage Corp. (FHLMC)	3.650%	10/1/29	11,800,000	10,854,933
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	2/1/30	6,285,000	5,974,429
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/32-4/1/52	63,955,849	53,954,894
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	9/1/32-7/1/52	132,018,562	119,562,343
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/33-6/1/52	105,823,866	92,006,968
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	8/1/36-3/1/53	21,950,258	21,731,363

See Notes to Schedule of Investments.

46	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38-7/1/53	117,479,302	$113,821,226
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	10/1/40-2/1/52	668,699,731	522,703,734
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40-2/1/51	157,561,123	121,583,777
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-4/1/52	502,188,706	404,346,928
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/47-12/1/52	115,045,358	106,706,706
Federal Home Loan Mortgage Corp. (FHLMC)	6.500%	1/1/53-5/1/53	51,057,734	51,583,103
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	5/1/53	3,133,614	2,960,240	(d)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.871%	11/1/47	14,482,543	13,712,701	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.621%)	3.097%	2/1/50	20,035,782	18,894,601	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.005%	11/1/48	40,741,259	37,804,194	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.285%)	2.105%	3/1/47	2,933,081	2,763,400	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	3/1/24-4/1/44	799,426	774,877
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29-9/1/39	1,077,402	1,103,520
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32-3/1/39	269,737	283,854
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-3/1/45	11,285,685	10,096,742
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	1,759	1,709
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/36	6,335	6,453

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	47

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FHLMC - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38-9/1/48	57,227,415	$48,773,277
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-8/1/47	20,262,410	18,559,109
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	11/1/44-6/1/47	2,781,139	2,611,797

Total FHLMC				1,889,839,705

FNMA - 16.8%
Federal National Mortgage Association (FNMA)	4.500%	11/1/23-8/1/58	193,608,262	180,491,442
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,170,000	3,040,231
Federal National Mortgage Association (FNMA)	4.830%	9/1/28	8,900,000	8,769,133
Federal National Mortgage Association (FNMA)	4.860%	9/1/28	3,700,000	3,650,338
Federal National Mortgage Association (FNMA)	5.340%	9/1/28	3,100,000	3,124,434
Federal National Mortgage Association (FNMA)	5.050%	10/1/28	6,689,000	6,608,523	(e)(i)
Federal National Mortgage Association (FNMA)	5.130%	10/1/28	5,347,000	5,324,651	(e)(i)
Federal National Mortgage Association (FNMA)	5.430%	11/1/28	972,000	977,809	(i)
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	265,837	242,697
Federal National Mortgage Association (FNMA)	6.500%	2/1/29-2/1/53	40,952,655	41,513,869
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	604,924	557,618
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	5,848,422	5,272,175
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	674,214	613,838
Federal National Mortgage Association (FNMA)	6.000%	5/1/29-7/1/53	71,889,046	71,545,599
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	1,461,724	1,513,317
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	780	800

See Notes to Schedule of Investments.

48	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	1,115,166	$982,560
Federal National Mortgage Association (FNMA)	4.740%	6/1/30	5,765,000	5,532,517
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	2,944,259	2,349,392	(c)
Federal National Mortgage Association (FNMA)	3.345%	6/1/32	2,332,000	2,029,517
Federal National Mortgage Association (FNMA)	3.520%	6/1/32	1,380,000	1,220,797
Federal National Mortgage Association (FNMA)	3.670%	6/1/32	1,187,245	1,067,469
Federal National Mortgage Association (FNMA)	3.730%	6/1/32	1,654,851	1,492,929
Federal National Mortgage Association (FNMA)	3.900%	6/1/32-8/1/32	5,164,000	4,613,645
Federal National Mortgage Association (FNMA)	3.560%	7/1/32	3,380,000	2,992,498
Federal National Mortgage Association (FNMA)	3.830%	7/1/32	1,375,084	1,244,929
Federal National Mortgage Association (FNMA)	3.840%	7/1/32	2,937,000	2,654,322
Federal National Mortgage Association (FNMA)	3.860%	7/1/32	381,246	347,357
Federal National Mortgage Association (FNMA)	3.880%	7/1/32	1,967,349	1,794,477
Federal National Mortgage Association (FNMA)	3.890%	7/1/32	24,932,000	22,253,015
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	6,831,158	6,188,043
Federal National Mortgage Association (FNMA)	4.110%	7/1/32	469,000	432,590
Federal National Mortgage Association (FNMA)	4.130%	7/1/32	1,200,000	1,104,657
Federal National Mortgage Association (FNMA)	4.185%	7/1/32	1,601,152	1,491,338
Federal National Mortgage Association (FNMA)	3.850%	8/1/32	5,840,000	5,188,521
Federal National Mortgage Association (FNMA)	3.980%	10/1/32	16,299,000	14,610,003

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	49

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	4.580%	1/1/33	500,000	$475,796
Federal National Mortgage Association (FNMA)	4.690%	1/1/33	698,312	670,792
Federal National Mortgage Association (FNMA)	4.840%	1/1/33	600,000	582,685
Federal National Mortgage Association (FNMA)	5.080%	1/1/33	100,000	98,803
Federal National Mortgage Association (FNMA)	4.360%	2/1/33	2,100,000	1,962,427
Federal National Mortgage Association (FNMA)	4.870%	3/1/33	300,000	291,713
Federal National Mortgage Association (FNMA)	4.420%	4/1/33	1,931,769	1,809,509
Federal National Mortgage Association (FNMA)	3.310%	5/1/33	621,593	546,470
Federal National Mortgage Association (FNMA)	4.680%	7/1/33	700,000	670,892
Federal National Mortgage Association (FNMA)	5.350%	7/1/33	400,000	403,126
Federal National Mortgage Association (FNMA)	3.500%	9/1/33-6/1/52	463,455,258	405,837,834
Federal National Mortgage Association (FNMA)	5.000%	10/1/33-5/1/53	88,594,297	84,529,478
Federal National Mortgage Association (FNMA)	5.800%	10/1/33	800,000	826,000	(e)(i)
Federal National Mortgage Association (FNMA)	5.140%	11/1/33	9,827,000	9,770,955	(e)(i)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-6/1/52	693,072,504	589,600,894
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	56,644,542	55,459,572
Federal National Mortgage Association (FNMA)	2.500%	3/1/38-9/1/61	729,155,836	586,356,556
Federal National Mortgage Association (FNMA)	2.000%	8/1/40-3/1/52	700,912,320	542,271,715
Federal National Mortgage Association (FNMA)	1.500%	1/1/42-3/1/51	60,027,275	43,645,720
Federal National Mortgage Association (FNMA)	4.000%	4/1/42-6/1/57	392,209,441	353,759,034

See Notes to Schedule of Investments.

50	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
FNMA - (continued)
Federal National Mortgage Association (FNMA)	3.000%	11/1/50-11/1/51	57,739,089	$48,617,530	(d)
Federal National Mortgage Association (FNMA)	2.000%	10/1/53	48,500,000	36,901,679	(i)
Federal National Mortgage Association (FNMA)	2.500%	10/1/53	36,900,000	29,293,637	(i)
Federal National Mortgage Association (FNMA)	3.500%	10/1/53	8,900,000	7,654,695	(i)
Federal National Mortgage Association (FNMA)	4.000%	10/1/53	28,000,000	24,930,937	(i)
Federal National Mortgage Association (FNMA)	4.500%	10/1/53	19,500,000	17,904,961	(i)
Federal National Mortgage Association (FNMA)	5.000%	10/1/53	53,000,000	50,006,328	(i)
Federal National Mortgage Association (FNMA)	5.500%	10/1/53	193,000,000	186,523,943	(i)
Federal National Mortgage Association (FNMA)	6.000%	10/1/53	211,900,000	209,135,369	(i)
Federal National Mortgage Association (FNMA)	6.500%	10/1/53	108,100,000	108,598,274	(i)
Federal National Mortgage Association (FNMA) (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 1.810%)	6.237%	11/1/35	6,744	6,566	(c)

Total FNMA				3,811,980,940

GNMA - 8.2%
Government National Mortgage Association (GNMA)	6.500%	4/15/28-1/15/39	1,001,615	1,016,411
Government National Mortgage Association (GNMA)	7.000%	8/15/28-7/15/31	16,432	16,948
Government National Mortgage Association (GNMA)	6.000%	1/15/29-2/15/37	3,070,438	3,073,931
Government National Mortgage Association (GNMA)	7.500%	12/15/30-9/15/31	4,536	4,519
Government National Mortgage Association (GNMA)	8.000%	12/15/30	6,527	6,529
Government National Mortgage Association (GNMA)	5.500%	7/15/33-6/15/36	2,284,486	2,264,612
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	23,525,457	20,403,094

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	51

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA)	4.000%	4/15/47-3/15/50	20,076,678	$18,458,711
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	7,800,937	6,986,692
Government National Mortgage Association (GNMA) II	5.000%	4/20/35-6/20/53	145,321,605	139,035,750
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	747,740	779,429
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	1,620,511	1,681,786
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-9/20/52	183,765,648	171,981,405
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-12/20/52	239,226,397	210,838,118
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-6/20/52	138,873,335	126,905,380
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-4/20/53	452,715,496	383,912,698
Government National Mortgage Association (GNMA) II	2.500%	8/20/50-12/20/52	241,926,938	195,840,503
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	41,592,089	33,009,524
Government National Mortgage Association (GNMA) II	5.500%	11/20/52-2/20/53	35,819,538	34,809,429
Government National Mortgage Association (GNMA) II	2.000%	10/20/53	12,100,000	9,567,980	(i)
Government National Mortgage Association (GNMA) II	2.500%	10/20/53	16,200,000	13,242,840	(i)
Government National Mortgage Association (GNMA) II	3.000%	10/20/53	9,800,000	8,307,031	(i)
Government National Mortgage Association (GNMA) II	3.500%	10/20/53	22,100,000	19,359,945	(i)
Government National Mortgage Association (GNMA) II	4.000%	10/20/53	24,300,000	21,895,629	(i)
Government National Mortgage Association (GNMA) II	4.500%	10/20/53	28,500,000	26,330,215	(i)
Government National Mortgage Association (GNMA) II	5.000%	10/20/53	131,600,000	124,711,564	(i)
Government National Mortgage Association (GNMA) II	5.500%	10/20/53	139,000,000	134,895,155	(i)

See Notes to Schedule of Investments.

52	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
GNMA - (continued)
Government National Mortgage Association (GNMA) II	6.000%	10/20/53	145,200,000	$143,884,126	(i)
Government National Mortgage Association (GNMA) II	6.500%	10/20/53	4,500,000	4,525,664	(i)

Total GNMA				1,857,745,618

TOTAL MORTGAGE-BACKED SECURITIES (COST - $8,328,927,568)				7,559,566,263

COLLATERALIZED MORTGAGE OBLIGATIONS(j) - 12.6%
245 Park Avenue Trust, 2017-245P A	3.508%	6/5/37	16,160,000	14,290,962	(a)
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	2,684,078	2,153,791
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. Term SOFR + 28.142%)	6.863%	7/25/36	4,620,771	3,288,910	(c)
Alternative Loan Trust, 2006-23CB 2A6, PAC (-4.000 x 1 mo. Term SOFR + 27.942%)	6.663%	8/25/36	2,371,652	1,052,850	(c)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	3,513,758	1,889,811
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1 mo. Term SOFR + 6.516%)	1.196%	2/25/37	10,514,678	976,176	(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. Term SOFR + 0.314%)	5.639%	7/20/46	223,596	177,172	(c)
Angel Oak Mortgage Trust, 2023-1 A1	4.750%	9/26/67	34,193,972	32,704,537	(a)
Angel Oak Mortgage Trust I LLC, 2019-2 B1	5.016%	3/25/49	11,000,000	10,610,828	(a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	5.694%	4/29/37	8,100,726	7,954,889	(a)(c)
BANK, 2020-BN29 C	3.135%	11/15/53	2,500,000	1,655,748	(c)
BANK, 2023-5YR1 A2	5.779%	4/15/56	18,300,000	18,043,641
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	33,260,000	24,746,045	(a)(c)
BBCMS Trust, 2018-CBM D (1 mo. Term SOFR + 2.688%)	8.021%	7/15/37	16,390,000	15,255,596	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	7,851,104	5,863,527	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2004-AC6 A1	5.750%	11/25/34	1,677,285	1,390,261

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	53

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Bear Stearns Asset Backed Securities Trust, 2006-AC4 A2 (-4.333 x 1 mo. Term SOFR + 35.754%)	12.704%	7/25/36	1,391,736	$1,489,397	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. Term SOFR + 0.454%)	5.774%	3/25/37	7,609,037	6,981,467	(c)
Benchmark Mortgage Trust, 2019- B12 WMA	4.388%	8/15/52	5,000,000	3,620,872	(a)(c)
Benchmark Mortgage Trust, 2023-V3 A3	6.363%	7/15/56	30,000,000	30,366,336	(c)
Benchmark Mortgage Trust, 2020- IG1 AS	2.909%	9/15/43	28,980,000	21,883,995	(c)
Benchmark Mortgage Trust, 2023-V2 A3	5.812%	5/15/55	20,000,000	19,752,442	(c)
BHMS Mortgage Trust, 2018-MZB (1 mo. Term SOFR + 6.934%)	12.266%	7/15/25	93,060,000	83,392,834	(a)(c)
BIG Commercial Mortgage Trust, 2022-BIG F (1 mo. Term SOFR + 5.436%)	10.768%	2/15/39	13,160,000	12,533,837	(a)(c)
BPR Trust, 2022-OANA A (1 mo. Term SOFR + 1.898%)	7.230%	4/15/37	9,650,000	9,493,582	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. Term SOFR + 1.034%)	6.367%	10/15/36	13,321,838	13,288,227	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	9.336%	10/15/38	7,819,302	7,400,454	(a)(c)
BX Commercial Mortgage Trust, 2022-LP2 G (1 mo. Term SOFR + 4.106%)	9.438%	2/15/39	20,462,355	19,560,190	(a)(c)
BX Commercial Mortgage Trust, 2023-VLT2 A (1 mo. Term SOFR + 2.281%)	7.613%	6/15/40	14,170,000	14,185,238	(a)(c)
BX Trust, 2022-PSB A (1 mo. Term SOFR + 2.451%)	7.783%	8/15/39	27,323,023	27,349,662	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. Term SOFR + 0.314%)	5.634%	10/25/36	198,270	179,130	(a)(c)

See Notes to Schedule of Investments.

54	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	$2,685,618
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	7,860,206	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.228%	8/25/35	34,765	27,509	(c)
Cold Storage Trust, 2020-ICE5 A (1 mo. Term SOFR + 1.014%)	6.347%	11/15/37	103,715,330	102,748,392	(a)(c)
COLT Mortgage Loan Trust, 2022-6 A1	4.650%	6/27/67	26,254,623	24,782,198	(a)
Commercial Mortgage Pass- Through Certificates, 2014-CR21 A3	3.528%	12/10/47	486,173	471,785
Commercial Mortgage Pass- Through Certificates, 2015-DC1 C	4.438%	2/10/48	3,070,000	2,556,394	(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,511,290
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,058,966	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.112%	10/10/46	730,000	274,230	(c)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	7,942,655	(c)
Commercial Mortgage Trust, 2014-CR21 C	4.564%	12/10/47	11,948,000	11,041,336	(c)
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	6,152,224	(c)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	15,770,000	12,045,523	(a)
Commercial Mortgage Trust, 2020-CX B	2.446%	11/10/46	5,000,000	3,826,467	(a)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	10,719,232	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	7,237,916	(a)
CSMC Trust, 2015-2R 7A1	4.386%	8/27/36	490,719	490,373	(a)(c)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.794%	7/15/32	23,400,000	21,516,433	(a)(c)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	17,703,331	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	32,561,800	28,036,097	(a)(c)
CSMC Trust, 2020-522F A (1 mo. Term SOFR + 3.853%)	9.186%	9/16/25	47,520,000	31,546,831	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	55

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
CSMC Trust, 2020-FACT F (1 mo. Term SOFR + 6.271%)	11.604%	10/15/37	7,990,000	$6,832,605	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	148,472	145,752	(a)(c)
CSMC Trust, 2020-RPL6 A1	2.688%	3/25/59	26,007,241	25,442,986	(a)(c)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	9.300%	11/15/23	50,000,000	48,497,550	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	12,003,891	11,106,586	(a)(c)
CSMC Trust, 2021-RPL2 A1	0.000%	1/25/60	12,270,671	10,317,931	(a)
CSMC Trust, 2022-7R 1A1 (30 Day Average SOFR + 3.500%)	8.816%	10/25/66	41,758,889	41,542,937	(a)(c)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	9.277%	1/15/24	33,000,000	28,360,588	(a)(c)
CSMC Trust, 2022-MARK XCP, IO	0.064%	6/15/39	131,200,000	16,813	(a)(c)
DBCG Mortgage Trust, 2017-BBG A	8.500%	6/15/34	20,260,000	20,052,294	(a)(c)
Extended Stay America Trust, 2021-ESH A (1 mo. Term SOFR + 1.194%)	6.526%	7/15/38	12,755,544	12,659,612	(a)(c)
Extended Stay America Trust, 2021-ESH E (1 mo. Term SOFR + 2.964%)	8.296%	7/15/38	7,033,608	6,907,703	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	15,503,008	1,021,276	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	34,072,000	3,336,262	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily ML Certificates, 2020-ML07 XUS, IO	2.016%	10/25/36	33,211,558	4,617,071	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019-RR01 X, IO	1.534%	6/25/28	22,500,000	1,305,746	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.374%	6/25/29	6,300,000	374,851	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.947%	10/25/29	27,622,870	1,112,818	(c)

See Notes to Schedule of Investments.

56	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 XAM, IO	1.507%	1/25/30	15,496,000	$1,112,569	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K106 X1, IO	1.477%	1/25/30	48,329,044	3,232,000	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K109 A2	1.558%	4/25/30	2,700,000	2,165,845
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K110 X1, IO	1.813%	4/25/30	36,499,406	3,019,972	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K116 X1, IO	1.528%	7/25/30	9,318,872	673,978	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K123 X1, IO	0.863%	12/25/30	31,006,103	1,306,916	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K128 X1, IO	0.612%	3/25/31	116,500,117	3,441,507	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K130 X1, IO	1.143%	6/25/31	20,963,175	1,280,724	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K133 X1, IO	0.444%	9/25/31	96,220,771	2,151,949	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K137 X1, IO	0.298%	11/25/31	15,017,728	189,898	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	57

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K142 X1, IO	0.403%	3/25/32	69,268,641	$1,447,659	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K143 X1, IO	0.450%	4/25/55	6,992,291	170,788	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K145 X1, IO	0.430%	6/25/55	74,914,902	1,748,476	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K146 X1, IO	0.352%	6/25/54	103,480,292	1,895,924	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K147 X1, IO	0.488%	6/25/32	24,964,908	675,660	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K149 X1, IO	0.403%	8/25/32	295,253,928	6,344,918	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K154 X1, IO	0.527%	1/25/33	97,626,139	2,854,325	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K155 X1, IO	0.421%	4/25/33	177,935,426	4,110,931	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K507 A2	4.800%	9/25/28	4,100,000	4,028,344	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.410%	7/25/26	19,229,059	539,321	(c)

See Notes to Schedule of Investments.

58	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.746%	10/25/26	42,646,282	$635,442	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K741 X1, IO	0.653%	12/25/27	42,974,610	831,301	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K742 X1, IO	0.867%	3/25/28	20,434,381	469,758	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K743 X1, IO	1.025%	5/25/28	75,766,545	2,682,121	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K750 A2	3.000%	9/25/29	1,700,000	1,517,852
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K751 A2	4.412%	3/25/30	4,430,000	4,238,366
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K131 X1, IO	0.830%	7/25/31	59,161,023	2,621,366	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.436%	7/25/35	18,217,102	1,859,804	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1520 X1, IO	0.578%	2/25/36	12,955,082	487,929	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K-157 X1, IO	0.419%	5/25/33	62,999,056	1,445,129	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	59

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.365%	6/25/27	11,557,190	$290,180	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily WI Certificates, K160 A2	4.500%	12/25/33	7,700,000	7,222,812	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	3,025,326	3,074,404
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	4,720,915	4,638,391
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 30 Day Average SOFR + 6.176%)	0.862%	11/15/36	562,383	38,962	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	1.002%	2/15/37	3,054,875	222,750	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 30 Day Average SOFR + 5.916%)	0.602%	9/15/37	901,147	55,172	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO, Step bond (4.650% to 6/1/26 then 5.650%)	0.250%	1/15/38	330,689	2,963
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 30 Day Average SOFR + 6.116%)	0.802%	1/15/40	1,176,674	83,734	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	1,556,301	1,539,148
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.522%	10/15/41	2,046,108	140,774	(c)

See Notes to Schedule of Investments.

60	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA, IO (-1.000 x 30 Day Average SOFR + 6.376%)	1.062%	12/15/41	2,124,114	$191,785	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 30 Day Average SOFR + 5.936%)	0.622%	8/15/39	1,555,885	95,577	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.572%	8/15/42	585,726	48,834	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	1,464,909	141,240
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	1,009,674	48,281
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	0.822%	9/15/42	1,055,552	70,264	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	596,005	19,980
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	151,197	4,977
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	9,952,376	8,235,513
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.000%	4/15/41	2,072,626	89,290	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	7,758,260	6,719,359
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	5,295,750	4,550,846
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	4,240,911	3,601,415
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	7,369,355	5,676,498
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	8,130,432	1,224,783
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	22,425,343	3,450,099

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	61

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	9,120,452	$1,438,842
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	17,252,786	2,271,780
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	5,300,751	916,698
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	26,951,711	4,258,103
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	6,367,895	924,101
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	9,595,433	1,109,973
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	10,493,553	8,769,614
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	32,684,458	4,685,310
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	6,256,170	874,739
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	3,104,281	347,176
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	5,493,630	743,420
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	13,209,410	11,270,118
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	8,600,000	6,340,712
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	20,671,186	3,338,659
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 B1 (30 Day Average SOFR + 4.800%)	10.115%	10/25/50	18,832,000	20,524,959	(a)(c)

See Notes to Schedule of Investments.

62	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA5 M2 (30 Day Average SOFR + 2.800%)	8.115%	10/25/50	12,946,258	$13,076,337	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2020-DNA6 M2 (30 Day Average SOFR + 2.000%)	7.315%	12/25/50	24,655,484	24,860,151	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	7.115%	1/25/51	24,199,065	24,129,723	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.365%	1/25/34	13,330,000	13,391,763	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA2 M1B (30 Day Average SOFR + 2.400%)	7.715%	2/25/42	32,190,000	32,414,590	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA6 M1B (30 Day Average SOFR + 3.700%)	9.015%	9/25/42	5,000,000	5,249,751	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	13,282,972	13,024,519	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	183,472	7,172
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	0.000%	2/15/38	456,974	22,648	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.672%	8/15/44	3,776,251	311,849	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	63

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.572%	12/15/46	9,775,016	$764,109	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 B1 (30 Day Average SOFR + 3.400%)	8.715%	8/25/33	13,640,000	14,019,020	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	7.615%	8/25/33	30,768,199	31,037,239	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA5 M1B (30 Day Average SOFR + 4.500%)	9.815%	6/25/42	33,000,000	35,493,506	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M2 (30 Day Average SOFR + 3.114%)	8.429%	7/25/24	21,176,110	21,474,249	(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (30 Day Average SOFR + 5.114%)	10.429%	7/25/25	4,672,246	4,913,395	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C07 1B1 (30 Day Average SOFR + 4.114%)	9.429%	5/25/30	12,183,000	13,104,291	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C01 1B1 (30 Day Average SOFR + 3.664%)	8.979%	7/25/30	13,830,000	14,689,604	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C03 1B1 (30 Day Average SOFR + 3.864%)	9.179%	10/25/30	21,245,000	22,859,119	(a)(c)

See Notes to Schedule of Investments.

64	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) — CAS, 2018-R07 1B1 (30 Day Average SOFR + 4.464%)	9.779%	4/25/31	8,100,000	$8,600,740	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	9.529%	7/25/39	4,142,741	4,284,416	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R07 1M1 (30 Day Average SOFR + 2.950%)	8.265%	6/25/42	13,246,341	13,600,502	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R08 1M2 (30 Day Average SOFR + 3.600%)	8.915%	7/25/42	3,000,000	3,093,257	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.454%	2/25/43	1,064,986	971,829	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,036,123	2,823,818	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.209%	4/25/28	1,773,259	1,635,882	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	4,937,485	4,494,551
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	9,750,942	8,956,053
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	5,383,164	5,039,991
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.940%	6/25/34	11,621,957	461,235	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.671%	6/25/29	51,972,457	1,249,044	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	65

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	6,076,234	$5,341,579
Federal National Mortgage
Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	6,875,355	5,797,031	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	10,361,779	9,609,944
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,297,792	2,742,188
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.540%	9/25/34	39,674,349	2,504,673	(c)
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	0.483%	10/25/35	1,149,322	66,173	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	0.729%	3/25/36	680,365	35,278	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	1.299%	7/25/36	1,617,778	140,305	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	5.644%	12/25/36	1,804,889	145,203	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	5.644%	12/25/36	2,120,064	131,526	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 30 Day Average SOFR + 6.366%)	1.051%	4/25/40	885,412	76,563	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010- 123 PM, PAC	4.000%	7/25/40	4,422,963	4,284,593
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	462,588	461,915

See Notes to Schedule of Investments.

66	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 30 Day Average SOFR + 6.586%)	1.271%	10/25/26	175,149	$2,678	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	125,839	126,746
Federal National Mortgage Association (FNMA) REMIC, 2012-35 SC, IO (-1.000 x 30 Day Average SOFR + 6.386%)	1.071%	4/25/42	1,110,752	100,075	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-46 BA	6.000%	5/25/42	1,768,048	1,794,779
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	2,559,974	2,696,052
Federal National Mortgage Association (FNMA) REMIC, 2012-74 OA, PO	0.000%	3/25/42	155,693	136,630
Federal National Mortgage Association (FNMA) REMIC, 2012-74 SA, IO (-1.000 x 30 Day Average SOFR + 6.536%)	1.221%	3/25/42	1,764,940	93,738	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	93,160	81,461
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 30 Day Average SOFR + 6.486%)	1.171%	7/25/42	203,769	18,715	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	312,847	11,578
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	176,124	3,701
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	9,897,031	8,624,079

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	67

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.721%	12/25/42	1,419,489	$118,554	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.721%	12/25/42	1,096,796	96,776	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.721%	12/25/42	3,576,216	319,256	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	2,445,001	2,537,257
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	7,078,226	7,069,688
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.721%	3/25/42	1,919,975	79,100	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	2,062,201	347,074
Federal National Mortgage Association (FNMA) REMIC, 2013-26 HI, IO	3.000%	4/25/32	115,797	4,435
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	2,076,509	360,394
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.721%	6/25/43	2,618,769	237,116	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	0.521%	12/25/43	5,789,697	469,103	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	8,720,573	7,085,054

See Notes to Schedule of Investments.

68	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	2,250,489	$103,458	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	0.000%	8/25/55	4,566,719	181,235	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	0.721%	8/25/45	1,556,612	138,725	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	7,994,772	6,285,091
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 30 Day Average SOFR + 5.886%)	0.571%	11/25/45	8,805,138	752,853	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.671%	9/25/46	3,874,127	216,632	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 30 Day Average SOFR + 5.986%)	0.671%	10/25/57	16,735,780	1,504,182	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	0.771%	11/25/47	5,481,936	390,360	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	13,765,607	7,357,490
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	27,754,501	20,351,823
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	9,429,945	1,466,247
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	26,536,796	22,201,857

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	69

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) REMIC, 2020-73 KI, IO	3.000%	10/25/50	7,430,387	$1,236,959
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	7,631,444	1,230,791
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	48,411,101	7,274,630
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	19,498,218	2,592,405
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	6,422,591	1,061,592
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	38,521,953	6,004,440
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	8,164,985	6,456,750
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	41,372,637	6,277,627
Federal National Mortgage Association (FNMA) REMIC, 2021-44 MI, IO	2.500%	7/25/51	13,250,104	2,252,269
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	8,261,763	6,968,541
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	16,436,277	2,315,082
Federal National Mortgage Association (FNMA) STRIPS, 384 14, IO	5.500%	1/25/40	254,444	47,194
Federal National Mortgage Association (FNMA) STRIPS, 427 C73, IO	3.000%	12/25/48	51,890,809	8,367,090
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	479,479	103,529

See Notes to Schedule of Investments.

70	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	215,911	$42,915
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	112,094	22,310	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	98,097	21,247	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	145,441	23,747
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	676,177	147,403
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	785,644	23,053
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	46,261	1,657
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	1,599,910	244,229
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	1,193,740	221,304
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	552,484	102,873
First Horizon Alternative Mortgage Securities Trust, 2007- FA3 A1 (1 mo. Term SOFR + 0.444%)	5.764%	6/25/37	6,692,515	1,607,456	(c)
FREMF Mortgage Trust, 2019- K103 X2A, IO	0.100%	12/25/51	685,544,636	3,194,501	(a)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. Term SOFR + 6.876%)	1.551%	4/20/36	298,216	30,065	(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	71

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. Term SOFR + 6.466%)	1.141%	8/20/37	1,197,268	$34,305	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. Term SOFR + 6.366%)	1.041%	4/20/40	179,873	16,652	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. Term SOFR + 6.536%)	1.211%	1/20/40	14,781	77	(c)
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	20,084,982	19,747,050
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	784,467	8	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. Term SOFR + 1.114%)	6.443%	5/20/60	182,980	183,296	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	5.782%	8/20/58	467,099	464,390	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. Term SOFR + 0.494%)	5.812%	12/20/60	163,744	162,779	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. Term SOFR + 0.514%)	5.832%	12/20/60	2,638,772	2,624,043	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	38,997	9
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. Term SOFR + 0.564%)	5.882%	2/20/61	810,780	806,609	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. Term SOFR + 0.594%)	5.912%	3/20/61	2,419,049	2,408,934	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	5.932%	3/20/61	1,719,684	1,713,005	(c)

See Notes to Schedule of Investments.

72	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	0.611%	3/20/42	823,249	$69,974	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	112,663	806
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.655%	8/16/42	1,407,701	114,274	(c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.611%	1/16/54	21,439,874	436,900	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.061%	10/16/48	21,788,764	29,942	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.570%	11/16/47	7,860,467	112,219	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.839%	11/16/47	3,166,712	2,732,062	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	0.000%	11/20/42	910,578	26,084	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	235,538	218,612	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	658,024	13,468
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	297,461	53,328
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. Term SOFR + 6.036%)	0.711%	2/20/46	11,658,052	1,101,643	(c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	2,203,349	436,417

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	73

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	0.655%	10/16/46	4,716,587	$522,904	(c)
Government National Mortgage Association (GNMA), 2016-H06 FD (1 mo. Term SOFR + 1.034%)	6.197%	7/20/65	159,851	159,366	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.448%	8/16/58	12,243,086	292,555	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.680%	2/16/57	16,543,852	561,134	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.592%	7/16/58	7,134,877	202,379	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.526%	2/16/59	4,795,082	145,183	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.506%	4/16/57	28,765,253	812,138	(c)
Government National Mortgage Association (GNMA), 2017-157 IO, IO	0.504%	12/16/59	3,674,171	123,962	(c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	0.834%	7/20/67	19,848,877	943,316	(c)
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.184%	9/20/67	15,664,144	670,128	(c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	0.342%	10/20/67	7,965,419	256,871	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	0.574%	11/20/67	2,335,207	64,843	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	2,946,127	2,524,732
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. Term SOFR + 0.414%)	5.732%	2/20/68	5,804,194	5,741,174	(c)

See Notes to Schedule of Investments.

74	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. Term SOFR + 0.414%)	5.732%	5/20/68	10,818,985	$10,794,715	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. Term SOFR + 0.414%)	5.732%	5/20/68	6,310,954	6,255,619	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. Term SOFR + 0.414%)	5.732%	7/20/68	4,323,298	4,281,696	(c)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. Term SOFR + 0.965%)	3.765%	10/20/68	3,866,732	3,831,847	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	3,839,324	3,291,559
Government National Mortgage Association (GNMA), 2020-173 MI, IO	2.500%	11/20/50	23,793,643	3,104,992
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	15,165,460	2,595,434
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	5,394,544	899,648
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	25,716,718	18,586,249
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.840%	5/16/60	23,153,987	1,270,267	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO, PAC	2.500%	8/20/50	6,297,304	823,008
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	19,904,893	2,683,548
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	9,283,824	1,265,210
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	8,816,688	1,206,645

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	75

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	6,176,725	$838,849
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	8,448,257	1,202,223
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	27,965,863	3,722,419
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	62,245,918	6,727,557
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	7,506,484	448,802	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. Term SOFR + 1.264%)	4.849%	5/20/70	17,878,772	17,756,671	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	6.682%	4/20/70	4,165,952	4,202,194	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. Term SOFR + 0.614%)	5.531%	7/20/70	1,653,575	1,610,597	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. Term SOFR + 0.564%)	5.000%	7/20/70	5,844,136	5,662,230	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. Term SOFR + 0.564%)	4.941%	7/20/70	2,070,952	2,009,080	(c)
Government National Mortgage Association (GNMA), 2020-H13 FM (1 mo. Term SOFR + 0.514%)	5.832%	8/20/70	42,379	41,852	(c)
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	20,569,932	15,080,981
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	39,322,075	28,968,687
Government National Mortgage Association (GNMA), 2021-191 NI, IO	3.000%	10/20/51	1,584,639	285,550

See Notes to Schedule of Investments.

76	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	456,440	$75,984
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	21,691,572	1,245,638	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	31,924,949	1,865,094	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.870%	10/16/62	28,905,995	1,736,507	(c)
Government National Mortgage Association (GNMA), 2021-77 LC, PAC	1.250%	7/20/50	1,703,861	1,273,883
Government National Mortgage Association (GNMA), 2021-110 IO, IO	0.873%	11/16/63	11,355,066	720,830	(c)
Government National Mortgage Association (GNMA), 2021-115 MI, IO, PAC	2.500%	5/20/51	3,553,026	375,060
Government National Mortgage Association (GNMA), 2021-133, IO, IO	0.880%	7/16/63	21,290,118	1,381,164	(c)
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	3,300,000	1,488,441
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	9,111,430	453,437	(c)
Government National Mortgage Association (GNMA), 2022-4 Z	1.900%	3/16/64	2,492,374	1,055,722
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.567%	1/16/63	28,265,051	1,319,163	(c)
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	64,769,666	3,178,442	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	11,700,000	9,235,307
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	5,330,197	4,069,952

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	77

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	33,657,663	$29,016,036
Government National Mortgage Association (GNMA), 2022-147 B	2.200%	10/16/63	5,600,000	3,850,739
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	24,575,021	19,464,488
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	16,429,514	11,136,148	(c)
Government National Mortgage Association (GNMA), 2022-210 IO, IO	0.695%	7/16/64	10,803,421	688,963	(c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.750%	7/16/65	21,881,263	1,396,657	(c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	14,200,000	9,841,015	(c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	59,496,945	42,534,021
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	59,996,919	3,686,505	(c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. Term SOFR + 0.754%)	6.074%	10/25/45	1,176,177	1,145,832	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. Term SOFR + 0.674%)	5.994%	11/25/45	7,916,090	4,282,723	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	5.894%	4/25/36	9,914	23,315	(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. Term SOFR + 4.497%)	9.829%	11/15/32	12,548,000	12,323,910	(a)(c)
GS Mortgage Securities Corp. Trust, 2018-SRP5 A (1 mo. Term SOFR + 1.914%)	7.247%	9/15/31	124,512,250	104,012,180	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	3,054,431	3,034,720	(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.160%	5/10/50	16,340,000	14,809,339	(c)

See Notes to Schedule of Investments.

78	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	$4,967,394
GS Mortgage-Backed Securities Trust, 2022-NQM1 A4	4.000%	5/25/62	23,975,331	20,488,387	(a)(c)
GSR Mortgage Loan Trust, 2005- AR7 1A1	5.807%	11/25/35	523,975	284,517	(c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. Term SOFR + 0.594%)	5.922%	6/19/35	1,312,081	1,238,495	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	4.740%	6/19/45	1,857,775	921,445	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	5.525%	2/25/36	459,645	157,836	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. Term SOFR + 0.294%)	5.622%	11/19/46	93,834	65,293	(c)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	22,487,321	22,324,004	(a)
Impac CMB Trust, 2005-7 A1 (1 mo. Term SOFR + 0.634%)	5.954%	11/25/35	1,215,967	1,059,356	(c)
Impac CMB Trust, 2007-A A (1 mo. Term SOFR + 0.614%)	5.934%	5/25/37	3,284,387	3,061,662	(a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.967%	8/25/35	104,685	52,125	(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR18 1A1 (1 mo. Term SOFR + 0.734%)	6.054%	10/25/36	36,535,650	15,680,699	(c)
Jefferies Resecuritization Trust, 2015-R1 A2	1.854%	12/26/36	13,805,291	7,011,492	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.385%	8/15/46	179,776	167,956	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.032%	1/15/47	1,602,000	1,452,149	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	5,693,069
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.370%	7/15/48	19,921,000	16,801,571	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.776%	8/15/48	10,543,000	8,810,136	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	571,105

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	79

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007- LD12 AJ	6.561%	2/15/51	286,126	$256,725	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015- FL7 D (PRIME + 0.693%)	9.193%	5/15/28	10,175,200	9,053,893	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2016- JP3 C	3.550%	8/15/49	1,510,000	1,105,559	(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	5,553,543	4,774,084	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	4,327,670	3,728,348	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	6,836,959	5,840,523	(a)(c)
JPMorgan Mortgage Trust, 2022- LTV1 A3	3.520%	7/25/52	12,325,683	9,908,986	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	4.373%	9/27/36	9,663,613	8,553,489	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step bond (6.250%to 10/25/23 then 7.250%)	6.250%	11/25/59	48,289,642	47,888,317	(a)
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (6.250%to 8/25/24 then 7.250%)	6.250%	6/25/60	2,888,123	2,859,453	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892%to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	20,604,732	19,169,153	(a)
Lehman XS Trust Series, 2006-2N, 1A1 (1 mo. Term SOFR + 0.634%)	5.954%	2/25/46	8,280,231	7,204,277	(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	6.322%	7/25/34	65,313	62,589	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. Term SOFR + 0.324%)	5.644%	4/25/46	66,819	58,558	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,196,627	759,788	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. Term SOFR + 0.464%)	5.784%	5/25/35	1,673,950	884,323	(a)(c)

See Notes to Schedule of Investments.

80	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Med Trust, 2021-MDLN E (1 mo. Term SOFR + 3.264%)	8.596%	11/15/38	35,957,432	$34,363,996	(a)(c)
MHC Commercial Mortgage Trust, 2021-MHC E (1 mo. Term SOFR + 2.215%)	7.547%	4/15/38	146,676	144,311	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	1,964,606	496,385	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	310,231	78,384	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	143,485	137,758	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33 A4	3.337%	5/15/50	17,000,000	15,631,303
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	4.242%	7/25/34	7,522	7,197	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.269%	7/25/35	510,247	441,577	(c)
Mortgage Loan Resecuritization Trust, 2009-RS1 A85 (1 mo. USD LIBOR + 0.340%)	5.784%	4/16/36	25,480,932	24,400,444	(a)(c)
Multifamily Trust, 2016-1 B	0.681%	4/25/46	1,285,543	1,285,085	(a)(c)
New Residential Mortgage Loan Trust, 2022-NQM4 A1, Step bond (5.000% to 6/1/26 then 6.000%)	5.000%	6/25/62	14,118,974	13,686,065	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	44,934	23,243
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	23,597,255	23,509,247	(a)(c)
NYMT Loan Trust, 2022-SP1 A1, Step bond (5.250% to 7/1/25, 8.250% to 7/1/26 then 9.250%)	5.250%	7/25/62	39,924,181	38,544,122	(a)
OBX Trust, 2023-NQM6 A1, Step Bond	6.520%	7/25/63	23,915,991	23,953,563	(a)
PMT Credit Risk Transfer Trust, 2019-3R A (30 Day Average SOFR + 3.814%)	9.129%	11/27/31	4,190,763	4,173,788	(a)(c)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. Term SOFR + 3.014%)	8.332%	2/27/24	16,296,126	16,231,495	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	81

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
Prime Mortgage Trust, 2006-1 3A2, IO (-1.000 x 1 mo. Term SOFR + 7.036%)	1.716%	6/25/36	5,972,746	$513,890	(c)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	17,759,996	13,438,612	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	25,649,409	19,733,427	(a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	48,523,667	48,310,993	(a)
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	347,420	139,886
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	120,317	78,388
RBSSP Resecuritization Trust, 2009-12 9A2	3.897%	3/25/36	4,199,925	2,985,749	(a)(c)
Redwood Funding Trust, 2019-1 PT	4.968%	9/27/24	26,772,157	26,744,636	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	0.593%	7/25/36	6,208,007	143,240	(a)(c)
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. Term SOFR + 0.514%)	5.834%	5/25/34	3,882	3,723	(c)
SCOTT Trust, 2023-SFS A	5.910%	3/15/40	23,380,000	22,707,149	(a)
Shops at Crystals Trust, 2016- CSTL A	3.126%	7/5/36	6,160,000	5,572,725	(a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	8.314%	1/15/27	15,000,000	14,345,669	(a)(c)
Soho Trust, 2021-SOHO B	2.786%	8/10/38	23,410,000	15,449,348	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	5.687%	7/25/34	336	322	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. Term SOFR + 0.474%)	5.794%	7/25/46	70,006	57,058	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. Term SOFR + 0.854%)	6.182%	10/19/33	38,302	35,796	(c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. Term SOFR + 0.464%)	5.784%	4/25/36	15,510,586	3,969,216	(c)
Towd Point Mortgage Trust, 2015-2 1B3	3.627%	11/25/60	8,883,500	7,178,034	(a)(c)
Towd Point Mortgage Trust, 2019- HY2 A1 (1 mo. Term SOFR + 1.114%)	6.434%	5/25/58	12,948,817	13,065,361	(a)(c)

See Notes to Schedule of Investments.

82	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS(j) - (continued)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	$4,958,265
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	5,441,744
UBS Commercial Mortgage Trust, 2018-C11 A3	4.312%	6/15/51	16,841,093	16,169,654
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	64,690,000	49,393,105	(a)
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.926%	2/15/51	1,018,577	909,233	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	5.683%	9/25/33	3,556	3,275	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	12/31/23	1,256,180	1,199,263	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. Term SOFR + 5.346%)	0.026%	3/25/37	5,530,644	137,339	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. Term SOFR + 0.544%)	5.864%	6/25/37	1,894,329	1,522,167	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.087%	7/15/46	334,665	275,052	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,328,151
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.302%	11/15/50	29,873,771	1,125,267	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	6,968,822
Wells Fargo Commercial Mortgage Trust, 2022-JS2 G	3.569%	12/15/39	10,000,000	6,061,804	(a)(c)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	252,687	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.110%	3/15/47	25,381,376	37,567	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $3,120,911,488)				2,851,497,027

SOVEREIGN BONDS - 7.1%
Argentina - 0.2%
Argentine Republic Government International Bond, Senior Nottes	1.000%	7/9/29	5,149,404	1,441,840

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	83

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Argentina - (continued)
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	38,623,058		$11,078,335
Argentine Republic Government International Bond, Senior Notes, Step bond (3.500% to 7/9/29 then 4.875%)	3.500%	7/9/41	22,200,000		5,733,953
Provincia de Buenos Aires, Senior Notes, Step bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	61,333,394		20,187,571	(a)
Provincia de Buenos Aires, Senior Notes, Step Bond (6.375% to 9/1/24 then 6.625%)	6.375%	9/1/37	11,530,000		3,795,040	(k)

Total Argentina					42,236,739

Brazil - 1.1%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	350,000,000	BRL	67,969,315
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	370,741,000	BRL	67,222,738
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	1,284,000		1,076,948
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	54,640,000		40,584,682
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	26,170,000		20,828,551
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	61,520,000		42,712,936

Total Brazil					240,395,170

Colombia - 0.2%
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	18,010,000		12,983,281
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	23,030,000		14,006,218
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	18,340,000		13,178,270
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	10,000,000		6,588,556

Total Colombia					46,756,325

See Notes to Schedule of Investments.

84	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Indonesia - 1.2%
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	11,090,000		$8,846,050
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		2,217,820
Indonesia Treasury Bond	7.000%	5/15/27	440,135,000,000	IDR	28,910,220
Indonesia Treasury Bond	6.500%	2/15/31	3,650,281,000,000	IDR	231,924,518

Total Indonesia					271,898,608

Israel - 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	13,840,000		11,785,701
State of Israel, Senior Notes	3.375%	1/15/50	8,320,000		5,546,179
State of Israel, Senior Notes	3.800%	5/13/60	5,000,000		3,345,455	(k)

Total Israel					20,677,335

Kenya - 0.1%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	5,780,000		5,360,314	(k)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		5,328,312	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	25,650,000		17,132,326	(a)

Total Kenya					27,820,952

Mexico - 3.8%
Mexican Bonos, Bonds	8.000%	11/7/47	6,080,860,000	MXN	287,285,961
Mexican Bonos, Senior Notes	7.750%	11/23/34	2,754,410,000	MXN	134,821,080
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,206,736,200	MXN	379,551,248
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	31,150,000		22,086,507
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	23,680,000		17,337,630
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	8,690,000		6,932,832

Total Mexico					848,015,258

Nigeria - 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		6,802,534	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		7,334,683	(a)

Total Nigeria					14,137,217

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	85

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Panama - 0.1%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	38,590,000		$28,026,334
Panama Government International Bond, Senior Notes	4.500%	4/1/56	8,130,000		5,375,277

Total Panama					33,401,611

Paraguay - 0.0%††
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	11,240,000		9,284,661	(a)

Peru - 0.1%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	13,840,000		11,367,947
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		2,413,901
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	13,780,000		12,784,175

Total Peru					26,566,023

Russia - 0.1%
Russian Federal Bond - OFZ	7.050%	1/19/28	6,020,554,000	RUB	19,652,586	*(l)
Russian Federal Bond - OFZ	6.900%	5/23/29	2,023,320,000	RUB	6,604,620	*(l)
Russian Federal Bond - OFZ	7.700%	3/16/39	1,868,450,000	RUB	4,453,300	*(l)

Total Russia					30,710,506

Uruguay - 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1		1

TOTAL SOVEREIGN BONDS (Cost - $1,981,505,705)					1,611,900,406

SENIOR LOANS - 3.5%
COMMUNICATION SERVICES - 0.3%
Entertainment - 0.1%
UFC Holdings LLC, Term Loan B3 (3 mo. Term SOFR + 3.012%)	8.369%	4/29/26	11,986,643		11,987,303	(c)(m)(n)

Media - 0.2%
Charter Communications Operating LLC, Term Loan B1 (3 mo. Term SOFR + 1.750%)	7.116%	4/30/25	16,806,802		16,838,315	(c)(m)(n)
Charter Communications Operating LLC, Term Loan B2 (3 mo. Term SOFR + 1.750%)	7.116%	2/1/27	2,337,120		2,337,271	(c)(m)(n)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.931%	9/18/26	3,780,521		3,780,521	(c)(m)(n)

See Notes to Schedule of Investments.

86	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (3 mo. Term SOFR + 3.600%)	8.990%	12/17/26	7,626,603	$7,010,106	(c)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. Term SOFR + 2.614%)	7.947%	1/31/28	19,335,838	18,834,364	(c)(m)(n)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. Term SOFR + 3.364%)	8.697%	1/31/29	4,840,000	4,736,158	(c)(m)(n)

Total Media				53,536,735

TOTAL COMMUNICATION SERVICES				65,524,038

CONSUMER DISCRETIONARY - 0.4%
Automobile Components - 0.0%††
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	9.066%	5/6/30	7,310,000	7,306,601	(c)(m)(n)

Diversified Consumer Services - 0.0%††
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.192%	9/23/26	8,820,318	8,817,319	(c)(m)(n)

Hotels, Restaurants & Leisure - 0.3%
Alterra Mountain Co., 2028 Term Loan B (1 mo. Term SOFR + 3.614%)	8.931%	8/17/28	11,877,400	11,882,389	(c)(m)(n)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.666%	2/6/30	2,049,700	2,052,908	(c)(m)(n)
Entain Holdings Gibraltar Ltd., Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.990%	3/29/27	3,371,099	3,370,795	(c)(m)(n)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.614%)	7.931%	5/29/26	10,178,222	10,183,972	(c)(m)(n)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	8.434%	4/13/29	18,998,855	19,022,603	(c)(m)(n)
Station Casinos LLC, Term Loan Facility B1 (1 mo. Term SOFR + 2.350%)	7.666%	2/8/27	9,088,960	9,081,735	(c)(m)(n)

Total Hotels, Restaurants & Leisure				55,594,402

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	87

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Specialty Retail - 0.1%
Great Outdoors Group LLC, Term Loan B2 (3 mo. Term SOFR+ 4.012%)	9.402%	3/6/28	3,005,182	$3,002,778	(c)(m)(n)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	10/19/27	18,439,457	18,327,345	(c)(m)(n)

Total Specialty Retail				21,330,123

TOTAL CONSUMER DISCRETIONARY				93,048,445

CONSUMER STAPLES - 0.1%
Beverages - 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.902%	3/31/28	22,617,047	22,089,278	(c)(m)(n)

Household Products - 0.0%††
Energizer Holdings Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.688%	12/22/27	4,594,404	4,590,958	(c)(m)(n)

TOTAL CONSUMER STAPLES				26,680,236

ENERGY - 0.0%††
Oil, Gas & Consumable Fuels - 0.0%††
Pilot Travel Centers LLC, Initial Term Loan B (1 mo. Term SOFR + 2.100%)	7.416%	8/4/28	1,715,168	1,715,168	(c)(m)(n)

FINANCIALS - 1.0%
Capital Markets - 0.1%
Allspring Buyer LLC, Term Loan (3 mo. Term SOFR + 3.512%)	8.949%	11/1/28	4,116,150	4,082,706	(c)(m)(n)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. Term SOFR + 2.600%)	7.990%	2/1/27	10,322,480	10,251,513	(c)(m)(n)
Focus Financial Partners LLC, Term Loan B5 (1 mo. Term SOFR+ 3.250%)	8.566%	6/30/28	19,984,995	19,958,615	(c)(m)(n)

Total Capital Markets				34,292,834

Consumer Finance - 0.1%
Trans Union LLC, Term Loan B5 (1 mo. Term SOFR + 1.850%)	7.166%	11/16/26	16,792,054	16,799,023	(c)(m)(n)

See Notes to Schedule of Investments.

88	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Financial Services - 0.6%
Castlelake Aviation One Designated Activity Co., Initial Term Loan (3 mo. Term SOFR + 3.012%)	8.421%	10/22/26	9,339,891	$9,341,479	(c)(m)(n)
Citadel Securities LP, Term Loan B (1 mo. Term SOFR + 2.614%)	7.931%	7/29/30	14,984,947	14,974,458	(c)(m)(n)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	9.140%	4/9/27	16,804,024	16,422,488	(c)(m)(n)
GTCR W Merger Sub LLC, Term Loan B	—	9/20/30	42,500,000	42,515,512	(o)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.262%)	7.652%	11/5/28	35,690,000	35,718,017	(c)(m)(n)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.418%	1/13/29	10,596,500	10,541,292	(c)(m)(n)

Total Financial Services				129,513,246

Insurance - 0.2%
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	2/19/28	3,295,100	3,297,176	(c)(m)(n)
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.681%	2/19/28	340,652	339,027	(c)(m)(n)
Asurion LLC, New Term Loan B8 (1 mo. Term SOFR + 3.364%)	8.681%	12/23/26	16,142,793	15,840,116	(c)(m)(n)
Asurion LLC, New Term Loan B9 (1 mo. Term SOFR + 3.364%)	8.681%	7/31/27	9,461,499	9,161,096	(c)(m)(n)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.666%	8/21/28	17,693,748	17,220,440	(c)(m)(n)

Total Insurance				45,857,855

TOTAL FINANCIALS				226,462,958

HEALTH CARE - 0.8%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. Term SOFR + 3.364%)	8.681%	10/23/28	14,355,327	14,333,291	(c)(m)(n)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	89

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Health Care Providers & Services - 0.3%
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 3.864%)	9.181%	2/18/27	7,788,088	$5,568,483	(c)(m)(n)
Global Medical Response Inc., 2020 Term Loan (3 mo. Term SOFR + 4.512%)	9.780%	10/2/25	14,712,826	10,335,760	(c)(m)(n)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (1 mo. Term SOFR + 2.100%)	7.416%	11/15/27	12,294,162	12,103,603	(c)(m)(n)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. Term SOFR + 3.364%)	8.681%	3/5/26	17,623,035	17,534,920	(c)(m)(n)
Phoenix Guarantor Inc., Term Loan B3 (1 mo. Term SOFR + 3.614%)	8.931%	3/5/26	282,428	281,466	(c)(m)(n)
Sotera Health Holdings LLC, Term Loan (1 mo. Term SOFR + 2.864%)	8.181%	12/11/26	27,759,289	27,596,203	(c)(m)(n)

Total Health Care Providers & Services				73,420,435

Health Care Technology - 0.2%
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.250%)	8.568%	2/15/29	30,071,186	29,592,002	(c)(m)(n)

Life Sciences Tools & Services - 0.1%
ICON Luxembourg Sarl, Term Loan (3 mo. Term SOFR + 2.512%)	7.902%	7/3/28	14,991,747	15,004,490	(c)(m)(n)
PRA Health Sciences Inc., Term Loan (3 mo. Term SOFR + 2.512%)	7.902%	7/3/28	3,736,050	3,739,226	(c)(m)(n)

Total Life Sciences Tools & Services				18,743,716

Pharmaceuticals - 0.1%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.490%	10/1/27	18,227,523	17,828,796	(c)(m)(n)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. Term SOFR + 3.614%)	8.931%	5/5/28	11,681,306	11,685,394	(c)(m)(n)

Total Pharmaceuticals				29,514,190

TOTAL HEALTH CARE				165,603,634

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%††
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (1 mo. Term SOFR + 2.350%)	7.675%	12/1/27	3,037,196	3,040,613	(c)(m)(n)

See Notes to Schedule of Investments.

90	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Building Products - 0.1%
EMRLD Borrower LP, Initial Term Loan B (1 mo. Term SOFR + 3.000%)	8.316%	5/31/30	2,610,000	$2,610,013	(c)(m)(n)
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	8.891%	2/26/29	12,204,298	11,914,446	(c)(m)(n)
Quikrete Holdings Inc., Term Loan B1 (1 mo. Term SOFR + 2.864%)	8.181%	3/18/29	3,874,183	3,879,471	(c)(m)(n)

Total Building Products				18,403,930

Commercial Services & Supplies - 0.3%
Ali Group North America Corp., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	7.431%	7/30/29	10,646,101	10,653,501	(c)(m)(n)
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	9.166%	5/12/28	31,854,800	30,821,271	(c)(m)(n)(o)
APi Group DE Inc., Initial Term Loan (1 mo. Term SOFR + 2.614%)	7.931%	10/1/26	8,815,363	8,838,106	(c)(m)(n)
Garda World Security Corp., Term Loan B2 (3 mo. Term SOFR + 4.350%)	9.746%	10/30/26	6,749,555	6,756,203	(c)(m)(n)
GFL Environmental Inc., 2023 Term Loan (1 mo. Term SOFR + 2.500%)	7.823%	5/31/27	2,022,420	2,023,371	(c)(m)(n)

Total Commercial Services & Supplies				59,092,452

Construction & Engineering - 0.0%††
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.850%)	8.166%	6/7/28	2,909,248	2,888,636	(c)(m)(n)

Ground Transportation - 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.100%)	7.490%	12/30/26	17,160,353	17,161,211	(c)(m)(n)

Passenger Airlines - 0.1%
Air Canada, Term Loan (3 mo. Term SOFR + 3.762%)	9.128%	8/11/28	14,545,875	14,576,203	(c)(m)(n)
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	9.076%	10/20/27	4,936,711	5,117,221	(c)(m)(n)
United Airlines Inc., Term Loan B (1 mo. Term SOFR + 3.864%)	9.182%	4/21/28	10,522,312	10,555,195	(c)(m)(n)

Total Passenger Airlines				30,248,619

TOTAL INDUSTRIALS				130,835,461

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	91

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.0%††
CommScope Inc., Initial Term Loan (1 mo. Term SOFR + 3.364%)	8.681%	4/6/26	1,920,000	$1,757,760	(c)(f)(m)(n)

Electronic Equipment, Instruments & Components - 0.1%
II-VI Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	8.181%	7/2/29	17,503,274	17,478,682	(c)(m)(n)

Software - 0.2%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	9.166%	10/8/28	8,206,940	8,063,319	(c)(f)(m)(n)
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	9.316%	10/16/26	18,766,438	18,679,080	(c)(m)(n)
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. Term SOFR + 5.262%)	10.631%	7/27/28	5,752,004	4,309,200	(c)(m)(n)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	9.166%	2/1/28	21,480,054	21,462,225	(c)(m)(n)

Total Software				52,513,824

TOTAL INFORMATION TECHNOLOGY				71,750,266

TOTAL SENIOR LOANS (Cost - $790,917,473)				781,620,206

			FACE AMOUNT†/ UNITS
ASSET-BACKED SECURITIES - 3.2%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	6.946%	7/1/39	975,000	836,921	(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	1,910,000	1,819,380	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A D	3.340%	8/20/26	5,000,000	4,526,049	(a)
Avis Budget Rental Car Funding AESOP LLC, 2021-1A A	1.380%	8/20/27	8,010,000	7,077,881	(a)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A A	5.250%	4/20/29	27,050,000	26,205,372	(a)
Bear Stearns Asset Backed Securities Trust, 2005-CL1 A1	5.319%	9/25/34	530,106	514,575	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. Term SOFR + 1.614%)	6.934%	10/25/37	23,685,000	23,008,900	(a)(c)

See Notes to Schedule of Investments.

92	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. Term SOFR + 1.864%)	7.184%	10/25/37	81,697,500	$67,677,735	(a)(c)
CLI Funding VIII LLC, 2023-1A A	6.310%	6/18/48	9,724,283	9,664,938	(a)
College Ave Student Loans LLC, 2019-A A1 (1 mo. Term SOFR + 1.514%)	6.834%	12/28/48	13,011,627	12,967,171	(a)(c)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	321,931	140,249	(c)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	6,319,762	5,488,066	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	5.597%	11/15/36	234,020	218,277	(c)
Countrywide Home Equity Loan Trust, 2006-I 2A (1 mo. Term SOFR + 0.254%)	5.587%	1/15/37	1,697,895	1,529,688	(c)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	8.531%	8/9/24	54,403,875	52,955,951	(a)(c)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A (3 mo. USD LIBOR + 2.900%)	7.390%	8/9/24	58,865,327	57,167,062	(a)
DB Master Finance LLC, 2021-1A A23	2.791%	11/20/51	35,281,575	27,294,483	(a)
Dividend Solar Loans LLC, 2018-2 B	4.250%	12/20/38	364,186	293,729	(a)
ECMC Group Student Loan Trust, 2020-2A A (30 Day Average SOFR + 1.264%)	6.579%	11/25/69	6,281,237	6,249,053	(a)(c)
Federal National Mortgage Association (FNMA) Grantor Trust, 2017-T1 A	2.898%	6/25/27	3,980,258	3,648,145
Ford Credit Auto Owner Trust, 2023-2 C	6.160%	2/15/36	3,890,000	3,838,507	(a)
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	33,520,000	31,213,824
FS Rialto Issuer LLC, 2022-FL6 A (1 mo. Term SOFR + 2.580%)	7.907%	8/17/37	10,000,000	10,012,500	(a)(c)
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. Term SOFR + 0.614%)	5.934%	10/25/34	914,647	914,560	(a)(c)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	93

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. Term SOFR + 0.514%)	5.834%	10/25/46	4,267,852	$3,724,501	(a)(c)
Hertz Vehicle Financing LLC, 2021-1A A	1.210%	12/26/25	1,660,000	1,576,241	(a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	51,540,000	45,289,363	(a)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	38,888,942	32,046,191	(a)
J.G. Wentworth XLI LLC, 2018-1A A	3.740%	10/17/72	6,190,192	5,048,161	(a)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	6,228,600	5,745,088	(a)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	19,533,275	14,760,003	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	6,019,640	4,534,344	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. Term SOFR + 0.434%)	5.754%	10/25/36	3,048,997	917,974	(c)
Lunar Structured Aircraft Portfolio Notes, 2021-1 A	2.636%	10/15/46	8,784,763	7,546,253	(a)
MF1 LLC, 2022-FL10 A (1 mo. Term SOFR + 2.635%)	7.962%	9/17/37	15,590,000	15,710,093	(a)(c)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. Term SOFR + 1.134%)	6.454%	10/25/33	45,244	44,682	(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	7.060%	2/26/29	13,251,592	12,188,987	(a)(c)
National Collegiate Student Loan Trust, 2005-2 A51 (1 mo. USD LIBOR + 0.370%)	5.804%	6/25/33	8,413,325	7,986,724	(c)
National Collegiate Student Loan Trust, 2006-1 A5 (1 mo. USD LIBOR + 0.350%)	5.784%	3/25/33	5,007,097	4,728,516	(c)
National Collegiate Student Loan Trust, 2006-4 A4 (1 mo. USD LIBOR + 0.310%)	5.744%	5/25/32	1,858,830	1,778,936	(c)
Navient Private Education Refi Loan Trust, 2020-GA A	1.170%	9/16/69	1,998,238	1,769,945	(a)

See Notes to Schedule of Investments.

94	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Navient Student Loan Trust, 2019-BA B	4.040%	12/15/59	900,000	$793,401	(a)
Oak Street Investment Grade Net Lease Fund, 2020-1A A1	1.850%	11/20/50	5,703,537	5,062,674	(a)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	20,016,560	17,051,635
Origen Manufactured Housing Contract Trust, 2006-A A2	6.850%	10/15/37	3,713,357	3,266,779	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	7.134%	4/15/37	4,762,076	4,369,343	(c)
Ownit Mortgage Loan Asset- Backed Certificates, 2004-1 M2 (1 mo. Term SOFR + 1.914%)	7.234%	7/25/35	1,179,291	1,151,330	(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. Term SOFR + 0.864%)	4.854%	8/25/33	596,633	578,658	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. Term SOFR + 1.354%)	6.674%	3/25/34	3,697,401	3,277,540	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,327,818	6,925,719
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. Term SOFR + 1.614%)	6.184%	10/25/32	943,295	919,037	(a)(c)
SMB Private Education Loan Trust, 2020-A A2B (1 mo. Term SOFR + 0.944%)	6.277%	9/15/37	2,803,958	2,773,189	(a)(c)
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649	15,107,092	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	10,985,000	9,999,816	(a)
SMB Private Education Loan Trust, 2021-A C	2.990%	1/15/53	15,612,442	13,087,545	(a)
SMB Private Education Loan Trust, 2021-C APT1	1.390%	1/15/53	21,040,873	18,176,320	(a)
SMB Private Education Loan Trust, 2023-C A1A	5.670%	11/15/52	21,000,000	20,714,327	(a)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	9,763,570	8,868,585	(a)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	95

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. Term SOFR + 0.334%)	5.649%	2/25/36	1,076,251	$22,909	(a)(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.990%	5/25/31	3,378,797	2,581,860	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	2,329,443	2,028,045	(a)
Sunrun Demeter Issuer LLC, 2021-2A A	2.270%	1/30/57	26,392,257	20,913,958	(a)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	17,510,072	15,110,492	(a)
Trinity Rail Leasing LLC, 2020-2A A2	2.560%	11/19/50	21,708,000	18,538,999	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	3,718,508	3,294,611
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	7,121,852	5,993,328
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	3,871,050	3,361,984	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $848,613,230)				724,628,194

			FACE AMOUNT†
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.5%
U.S. Government Obligations - 1.5%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,440,423
U.S. Treasury Bonds	3.625%	2/15/44	183,096,000	152,302,257	(h)(p)
U.S. Treasury Bonds	2.875%	8/15/45	139,120,000	100,807,657	(h)(p)(q)
U.S. Treasury Bonds	2.000%	2/15/50	2,000,000	1,167,578	(q)
U.S. Treasury Bonds	3.625%	5/15/53	7,010,000	5,805,704
U.S. Treasury Bonds	4.125%	8/15/53	24,570,000	22,308,792	(q)
U.S. Treasury Notes	4.875%	7/31/25	60,000	59,605
U.S. Treasury Notes	5.000%	8/31/25	330,000	329,356
U.S. Treasury Notes	4.625%	9/15/26	40,000	39,806
U.S. Treasury Notes	4.375%	8/31/28	20,000	19,803
U.S. Treasury Notes	3.375%	5/15/33	9,100	8,254
U.S. Treasury Notes	3.875%	8/15/33	13,560,000	12,814,200	(q)

See Notes to Schedule of Investments.

96	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. Government Obligations - (continued)
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000	$5,737,636
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000	45,478,841

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $495,839,688)				351,319,912

U.S. TREASURY INFLATION PROTECTED SECURITIES - 1.2%
U.S. Treasury Bonds, Inflation Indexed	1.500%	2/15/53	3,033,721	2,512,757
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	287,131,690	259,508,303	(h)(p)

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $287,876,840)				262,021,060

	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†
PURCHASED OPTIONS - 0.3%
EXCHANGE-TRADED PURCHASED OPTIONS - 0.3%
Australian Dollar Futures, Call @ $64.500	10/6/23	141	141,000	52,170
Australian Dollar Futures, Call @ $65.000	10/6/23	284	284,000	45,440
Euro Futures, Call @ $1.100	10/6/23	300	37,500,000	1,875
Japanese Yen Futures, Call @ $69.500	10/6/23	144	180,000	2,700
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	9,541	23,852,500	37,925,475
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	4,600	11,500,000	6,727,500
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	10,819	27,047,500	18,527,537
U.S. Treasury 5-Year Notes Futures, Call @ $105.250	10/6/23	295	295,000	99,102
U.S. Treasury 5-Year Notes Futures, Call @ $105.250	10/27/23	592	592,000	365,375
U.S. Treasury 5-Year Notes Futures, Call @ $105.500	10/27/23	151	151,000	74,320
U.S. Treasury 5-Year Notes Futures, Call @ $106.000	10/27/23	4,622	4,622,000	1,408,268
U.S. Treasury 5-Year Notes Futures, Call @ $106.250	10/27/23	1,596	1,596,000	374,063
U.S. Treasury 5-Year Notes Futures, Call @ $106.500	10/27/23	594	594,000	106,735

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	97

WESTERN ASSET CORE PLUS BOND FUND

(Percentages shown based on Fund net assets)

Schedule of investments (unaudited) (cont’d)	September 30, 2023

	SECURITY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT†	VALUE

EXCHANGE-TRADED PURCHASED OPTIONS - (continued)
	U.S. Treasury 10-Year Notes Futures, Call @ $108.250	10/27/23	294	294,000	$229,688
	U.S. Treasury 10-Year Notes Futures, Call @ $108.500	10/27/23	198	198,000	133,031
	U.S. Treasury 10-Year Notes Futures, Call @ $110.500	10/27/23	198	198,000	30,937
	U.S. Treasury Long-Term Bonds Futures, Call @ $119.000	10/27/23	791	791,000	210,109
	U.S. Treasury Long-Term Bonds Futures, Call @ $120.000	10/27/23	198	198,000	37,125

TOTAL EXCHANGE-TRADED PURCHASED OPTIONS (Cost - $31,841,148)					66,351,450

	COUNTERPARTY
OTC PURCHASED OPTIONS - 0.0%††
U.S. Dollar/Australian Dollar, Put @ $0.670	JPMorgan Chase & Co.	11/2/23	123,570,000	123,570,000	149,122
U.S. Dollar/Mexican Peso, Put @17.129MXN	Citibank N.A.	10/4/23	237,345,996	237,345,996	160,075

TOTAL OTC PURCHASED OPTIONS (Cost - $4,648,644)					309,197

TOTAL PURCHASED OPTIONS (Cost - $36,489,792)					66,660,647

				SHARES
INVESTMENTS IN UNDERLYING FUNDS - 0.2%
	VanEck J.P. Morgan EM Local Currency Bond ETF (Cost - $58,143,964)			2,000,000	47,740,000

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $26,415,711,237)					23,282,510,552

		RATE
	SHORT-TERM INVESTMENTS - 2.0%
	Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $457,770,319)	5.259%		457,770,319	457,770,319	(r)(s)

TOTAL INVESTMENTS - 104.9% (Cost - $26,873,481,556)					23,740,280,871
	Liabilities in Excess of Other Assets - (4.9)%				(1,118,901,246)

	TOTAL NET ASSETS - 100.0%				$22,621,379,625

See Notes to Schedule of Investments.

98	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Securities traded on a when-issued or delayed delivery basis.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(i)	This security is traded on a to-be-announced (“TBA”) basis. At September 30, 2023, the Fund held TBA securities with a total cost of $1,217,005,134.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(l)	The coupon payment on this security is currently in default as of September 30, 2023.

(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)	All or a portion of this loan has not settled as of September 30, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(p)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(q)	All or a portion of this security is held at the broker as collateral for OTC derivatives.

(r)	Rate shown is one-day yield as of the end of the reporting period.

(s)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2023, the total market value of investments in Affiliated Companies was $457,770,319 and the cost was $457,770,319 (Note 2).

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities
BRL	— Brazilian Real
CAS	— Connecticut Avenue Securities
CDO	— Collateralized Debt Obligation
CMT	— Constant Maturity Treasury
ETF	— Exchange-Traded Fund
GTD	— Guaranteed
IBOR	— Interbank Offered Rate
ICE	— Intercontinental Exchange
IDR	— Indonesian Rupiah
INR	— Indian Rupee
IO	— Interest Only
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
MXN	— Mexican Peso
OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
RUB	— Russian Ruble
SOFR	— Secured Overnight Financing Rate
STRIPS	— Separate Trading of Registered Interest and Principal Securities
USD	— United States Dollar

At September 30, 2023, the Fund had the following written options contracts:

EXCHANGE-TRADED WRITTEN OPTIONS
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	$96.250	9,541	23,852,500	$(20,095,731)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500	9,541	23,852,500	(25,999,225)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250	9,200	23,000,000	(4,427,500)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375	21,638	54,095,000	(13,658,987)
U.S. Treasury 5-Year Notes Futures, Call	10/27/23	106.750	1,179	1,179,000	(156,587)
U.S. Treasury 5-Year Notes Futures, Call	10/27/23	107.000	198	198,000	(20,109)
U.S. Treasury 5-Year Notes Futures, Call	10/27/23	107.500	992	992,000	(62,000)
U.S. Treasury 5-Year Notes Futures, Put	10/27/23	106.000	396	396,000	(374,344)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	109.000	294	294,000	(137,813)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	109.500	985	985,000	(323,203)

See Notes to Schedule of Investments.

100	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

EXCHANGE-TRADED WRITTEN OPTIONS (cont’d)
SECURITY	EXPIRATION DATE	STRIKE PRICE	CONTRACTS	NOTIONAL AMOUNT†	VALUE
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	$111.000	1,184	1,184,000	$(129,500)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	112.000	197	197,000	(9,234)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	112.500	987	987,000	(30,844)
U.S. Treasury 10-Year Notes Futures, Call	10/27/23	113.000	1,188	1,188,000	(37,125)
U.S. Treasury 10-Year Notes Futures, Call	11/24/23	109.000	294	294,000	(248,063)
U.S. Treasury 10-Year Notes Futures, Put	10/27/23	108.000	988	988,000	(833,625)
U.S. Treasury 10-Year Notes Futures, Put	10/27/23	109.000	198	198,000	(278,438)
U.S. Treasury Long-Term Bonds Futures, Call	10/6/23	115.000	196	196,000	(82,688)
U.S. Treasury Long-Term Bonds Futures, Call	10/27/23	115.000	98	98,000	(125,563)
U.S. Treasury Long-Term Bonds Futures, Call	10/27/23	116.000	490	490,000	(444,062)
U.S. Treasury Long-Term Bonds Futures, Call	10/27/23	117.000	954	954,000	(581,344)
U.S. Treasury Long-Term Bonds Futures, Call	10/27/23	118.000	73	73,000	(29,656)
U.S. Treasury Long-Term Bonds Futures, Put	10/27/23	111.000	1,763	1,763,000	(1,515,078)
U.S. Treasury Long-Term Bonds Futures, Put	10/27/23	116.000	593	593,000	(1,853,125)
U.S. Treasury Long-Term Bonds Futures, Put	10/27/23	118.000	1,593	1,593,000	(7,342,734)

TOTAL EXCHANGE-TRADED WRITTEN OPTIONS (Premiums received - $32,768,426)					(78,796,578)

See Notes to Schedule of Investments.

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WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

OTC WRITTEN OPTIONS
SECURITY	COUNTERPARTY	EXPIRATION DATE	STRIKE PRICE		CONTRACTS	NOTIONAL AMOUNT†	Value
U.S. Dollar/Mexican Peso, Put	Bank of America N.A.	10/10/23	17.066	MXN	97,960,000	97,960,000	$(128,465)
U.S. Dollar/Mexican Peso, Put	Bank of America N.A.	11/17/23	16.760	MXN	116,310,000	116,310,000	(233,359)
U.S. Dollar/Mexican Peso, Put	Citibank N.A.	11/17/23	16.784	MXN	109,840,000	109,840,000	(240,428)

TOTAL OTC WRITTEN OPTIONS (Premiums received - $1,966,628)							(602,252)

TOTAL WRITTEN OPTIONS (Premiums received - $34,735,054)							$(79,398,830)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate

At September 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	11,166	3/25	$2,676,533,570	$2,663,370,150	$(13,163,420)
3-Month SOFR	1,028	6/25	245,881,946	245,936,150	54,204
3-Month SOFR	19,199	3/26	4,614,530,789	4,609,919,888	(4,610,901)
British Pound	2,564	12/23	199,782,073	195,665,250	(4,116,823)
Euro	2,381	12/23	320,359,086	315,854,532	(4,504,554)
Euro-Bobl	965	12/23	119,078,784	118,093,503	(985,281)
Euro-Bund	553	12/23	77,175,401	75,210,566	(1,964,835)
Euro-OAT	1,628	12/23	217,046,356	212,052,210	(4,994,146)
Japanese Yen	6,766	12/23	584,209,240	573,207,062	(11,002,178)
Mexican Peso	3,328	12/23	94,307,785	94,382,080	74,295
U.S. Treasury 5-Year Notes	72,265	12/23	7,676,835,237	7,613,795,596	(63,039,641)
U.S. Treasury Long- Term Bonds	33,778	12/23	4,038,592,658	3,843,303,062	(195,289,596)
U.S. Treasury Ultra Long-Term Bonds	14,773	12/23	1,871,646,990	1,753,370,438	(118,276,552)
United Kingdom Long Gilt Bonds	2,397	12/23	274,474,486	275,378,424	903,938

					(420,915,490)

See Notes to Schedule of Investments.

102	Western Asset Core Plus Bond Fund 2023 Quarterly Report

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Schedule of investments (unaudited) (cont’d)	September 30, 2023

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Sell:
30-Day Federal Funds	994	10/23	$392,121,229	$392,135,377	$(14,148)
3-Month SOFR	25,318	12/23	5,993,171,915	5,989,605,850	3,566,065
3-Month SOFR	31,046	3/24	7,402,720,868	7,338,498,250	64,222,618
3-Month SOFR	14,058	6/24	3,326,609,974	3,325,595,625	1,014,349
Canadian Dollar	418	12/23	30,814,402	30,863,030	(48,628)
Euro-Buxl	765	12/23	106,695,473	98,964,309	7,731,164
Japanese 10-Year Bonds	749	12/23	732,227,856	726,546,039	5,681,817
U.S. Treasury 2-Year Notes	9,702	12/23	1,970,805,547	1,966,701,521	4,104,026
U.S. Treasury 10-Year Notes	71,885	12/23	7,910,022,498	7,768,072,812	141,949,686
U.S. Treasury Ultra 10-Year Notes	6,822	12/23	780,445,435	761,079,375	19,366,060

					247,573,009

Net unrealized depreciation on open futures contracts					$(173,342,481)

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)
Buxl	— Ultra Long German Bond
OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)
SOFR	— Secured Overnight Financing Rate

At September 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	140,627,503	MXN	2,408,808,499	Citibank N.A.	10/6/23	$2,565,539
MXN	240,856,000	USD	13,625,751	Goldman Sachs Group Inc.	10/6/23	179,021
MXN	602,140,000	USD	34,381,870	Goldman Sachs Group Inc.	10/6/23	130,061
MXN	602,260,000	USD	34,360,565	Goldman Sachs Group Inc.	10/6/23	158,243
MXN	963,552,499	USD	56,020,494	Morgan Stanley & Co. Inc.	10/6/23	(794,041)
MXN	457,230,000	USD	25,861,425	Bank of America N.A.	10/12/23	316,857
MXN	506,322,499	USD	29,478,487	Morgan Stanley & Co. Inc.	10/12/23	(489,459)
USD	55,963,554	MXN	963,552,499	Morgan Stanley & Co. Inc.	10/12/23	796,243
AUD	845,745,328	USD	564,404,593	BNP Paribas SA	10/20/23	(20,207,546)
CAD	21,000,000	USD	15,970,347	BNP Paribas SA	10/20/23	(504,636)
CAD	597,908,942	USD	451,149,987	BNP Paribas SA	10/20/23	(10,812,516)
NOK	1,527,330,192	EUR	131,689,903	BNP Paribas SA	10/20/23	3,519,186
USD	22,044,714	AUD	34,693,138	BNP Paribas SA	10/20/23	(278,677)

See Notes to Schedule of Investments.

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Schedule of investments (unaudited) (cont’d)	September 30, 2023

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	57,871,611	AUD	89,637,154	BNP Paribas SA	10/20/23	$194,349
USD	27,827,584	CAD	37,380,000	BNP Paribas SA	10/20/23	298,618
USD	30,162,662	CAD	40,480,000	BNP Paribas SA	10/20/23	350,663
USD	58,269,385	CAD	78,115,226	BNP Paribas SA	10/20/23	740,456
USD	60,145,375	CAD	81,305,119	BNP Paribas SA	10/20/23	267,209
USD	85,614,941	CAD	115,166,282	BNP Paribas SA	10/20/23	799,301
MXN	9,199,500	USD	526,122	Goldman Sachs Group Inc.	10/20/23	(164)
MXN	839,323,154	USD	48,294,694	Goldman Sachs Group Inc.	10/20/23	(308,538)
USD	36,200,000	MXN	621,882,949	Goldman Sachs Group Inc.	10/20/23	645,431
USD	123,572,722	MXN	2,094,162,200	Goldman Sachs Group Inc.	10/20/23	3,844,349
USD	245,533,728	CNY	1,756,302,755	JPMorgan Chase & Co.	10/20/23	4,597,398
USD	108,904,006	IDR	1,644,014,882,015	JPMorgan Chase & Co.	10/20/23	2,533,637
ZAR	728,620,000	USD	38,401,982	JPMorgan Chase & Co.	10/20/23	8,705
CNH	45,675,834	USD	6,343,602	Morgan Stanley & Co. Inc.	10/20/23	(79,812)
INR	4,359,319,201	USD	52,750,716	Morgan Stanley & Co. Inc.	10/20/23	(310,076)
JPY	500,000,000	USD	3,558,035	Morgan Stanley & Co. Inc.	10/20/23	(199,686)
JPY	2,000,000,000	USD	13,861,983	Morgan Stanley & Co. Inc.	10/20/23	(428,586)
JPY	2,000,000,000	USD	13,601,362	Morgan Stanley & Co. Inc.	10/20/23	(167,965)
MXN	558,444,000	USD	32,516,449	Morgan Stanley & Co. Inc.	10/20/23	(588,840)
USD	31,472,520	CNH	224,185,991	Morgan Stanley & Co. Inc.	10/20/23	728,606
USD	195,252,351	EUR	176,836,589	Morgan Stanley & Co. Inc.	10/20/23	8,126,123
USD	23,420,277	GBP	18,450,000	Morgan Stanley & Co. Inc.	10/20/23	906,462
USD	35,074,524	GBP	27,668,059	Morgan Stanley & Co. Inc.	10/20/23	1,312,271
USD	61,445,270	GBP	47,538,000	Morgan Stanley & Co. Inc.	10/20/23	3,436,503
USD	61,921,354	GBP	47,483,443	Morgan Stanley & Co. Inc.	10/20/23	3,979,160
USD	276,784,179	GBP	215,481,435	Morgan Stanley & Co. Inc.	10/20/23	13,840,590
USD	10,253,648	JPY	1,500,000,000	Morgan Stanley & Co. Inc.	10/20/23	178,601
USD	18,352,428	JPY	2,557,348,394	Morgan Stanley & Co. Inc.	10/20/23	1,175,490
USD	29,439,580	MXN	506,322,499	Morgan Stanley & Co. Inc.	10/20/23	491,885
USD	61,599,638	MXN	1,045,715,450	Morgan Stanley & Co. Inc.	10/20/23	1,813,529
USD	44,222,666	AUD	67,390,000	JPMorgan Chase & Co.	11/6/23	834,998
AUD	67,720,000	USD	44,457,868	Morgan Stanley & Co. Inc.	11/6/23	(857,736)
MXN	589,425,375	USD	34,250,000	Bank of America N.A.	11/22/23	(738,732)
MXN	567,590,291	USD	32,952,000	Citibank N.A.	11/22/23	(682,146)
USD	34,250,000	MXN	589,559,841	Goldman Sachs Group Inc.	11/22/23	731,087

Net unrealized appreciation on open forward foreign currency contracts						$22,051,415

See Notes to Schedule of Investments.

104	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CNH	— Chinese Offshore Yuan
CNY	— Chinese Yuan Renminbi
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
USD	— United States Dollar
ZAR	— South African Rand

At September 30, 2023, the Fund had the following open swap contracts:

OTC INTEREST RATE SWAPS
SWAP COUNTERPARTY	NOTIONAL AMOUNT		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
JPMorgan Chase & Co.	1,965,390,000	BRL	1/2/29	BRL-CDI**	10.230%**	$(11,680,443)	—	$(11,680,443)

CENTRALLY CLEARED INTEREST RATE SWAPS
NOTIONAL AMOUNT*	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
5,785,420,000	1/31/24	5.410%**	Daily U.S. Federal Funds Intraday Effective Rate**	$213,843	—	$213,843
1,312,670,000	2/29/28	Daily SOFR Compound annually	4.000% annually	(18,324,535)	$(237,146)	(18,087,389)
2,005,630,000	2/29/28	Daily SOFR Compound annually	4.180% annually	(14,116,667)	1,510,715	(15,627,382)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	105

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
NOTIONAL AMOUNT*		TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)
348,007,000		2/15/29	2.850% annually	Daily SOFR Compound annually	$24,958,574	$(632,734)	$25,591,308
123,005,000		4/30/29	3.270% annually	Daily SOFR Compound annually	6,534,173	1,862,629	4,671,544
56,738,000		6/30/29	3.850% annually	Daily SOFR Compound annually	1,416,579	(29,321)	1,445,900
3,851,130,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(20,372,895)	948,447	(21,321,342)
3,847,470,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(20,464,558)	1,154,966	(21,619,524)
217,917,000		9/30/29	3.250% annually	Daily SOFR Compound annually	12,312,528	96,070	12,216,458
12,221,800,000	JPY	5/9/46	0.641% semi-annually	Daily TONA Compound semi-annually	14,457,562	16,342	14,441,220
42,550,000		2/15/47	1.520% annually	Daily SOFR Compound annually	16,579,455	206,535	16,372,920
263,796,000		2/15/48	2.600% annually	Daily SOFR Compound annually	61,442,990	29,179,472	32,263,518
390,527,000		2/15/48	3.050% annually	Daily SOFR Compound annually	64,373,676	14,692,604	49,681,072
411,662,000		5/15/48	3.150% annually	Daily SOFR Compound annually	61,662,862	(77,290,631)	138,953,493
95,958,000		4/21/52	2.500% annually	Daily SOFR Compound annually	24,673,099	89,421	24,583,678

Total					$215,346,686	$(28,432,631)	$243,779,317

See Notes to Schedule of Investments.

106	Western Asset Core Plus Bond Fund 2023 Quarterly Report

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT SEPTEMBER 30, 2023[3]	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Apache Corp., 4.875%, due 11/15/27	$54,561,000	6/20/26	0.673%	1.000% quarterly	$453,651	$(1,328,931)	$1,782,582
Apache Corp., 4.875%, due 11/15/27	75,119,000	12/20/26	0.796%	1.000% quarterly	455,192	(1,455,611)	1,910,803
Teva Pharmaceutical Finance Netherlands III BV, 3.150%, due 10/1/26	25,010,000	6/20/26	1.505%	1.000% quarterly	(317,096)	(1,341,701)	1,024,605

Total	$154,690,000				$591,747	$(4,126,243)	$4,717,990

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.IG.41 Index	$4,064,170,200	12/20/28	1.000% quarterly	$48,682,144	$53,531,077	$(4,848,933)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
REFERENCE ENTITY	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Markit CDX.NA.HY.41 Index	$289,700,100	12/20/28	5.000% quarterly	$(2,356,114)	$(2,070,417)	$(285,697)

See Notes to Schedule of Investments.

Western Asset Core Plus Bond Fund 2023 Quarterly Report	107

WESTERN ASSET CORE PLUS BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2023

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real
BRL-CDI	— Brazilian Cetip InterBank Deposit Rate
JPY	— Japanese Yen
MXN	— Mexican Peso
SOFR	— Secured Overnight Financing Rate
TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
TONA	— Tokyo Overnight Average Rate

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

108	Western Asset Core Plus Bond Fund 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

109

Notes to Schedule of Investments (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

110

Notes to Schedule of Investments (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$9,025,556,837	$0	*	$9,025,556,837
Mortgage-Backed Securities	—	7,559,566,263	—		7,559,566,263
Collateralized Mortgage Obligations	—	2,851,497,027	—		2,851,497,027
Sovereign Bonds	—	1,611,900,406	—		1,611,900,406
Senior Loans:
Information Technology	—	61,929,187	9,821,079		71,750,266
Other Senior Loans	—	709,869,940	—		709,869,940
Asset-Backed Securities	—	724,628,194	—		724,628,194
U.S. Government & Agency Obligations	—	351,319,912	—		351,319,912
U.S. Treasury Inflation Protected Securities	—	262,021,060	—		262,021,060
Purchased Options:
Exchange-Traded Purchased Options	$66,351,450	—	—		66,351,450
OTC Purchased Options	—	309,197	—		309,197
Investments in Underlying Funds	47,740,000	—	—		47,740,000

Total Long-Term Investments	114,091,450	23,158,598,023	9,821,079		23,282,510,552

Short-Term Investments†	457,770,319	—	—		457,770,319

Total Investments	$571,861,769	$23,158,598,023	$9,821,079		$23,740,280,871

111

Notes to Schedule of Investments (unaudited) (cont’d)

ASSETS (cont’d)
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts††	$248,668,222	—	—	$248,668,222
Forward Foreign Currency Contracts††	—	$59,500,571	—	59,500,571
Centrally Cleared Interest Rate Swaps††	—	320,434,954	—	320,434,954
Centrally Cleared Credit Default Swaps on Corporate Issues - Sell Protection††	—	4,717,990	—	4,717,990

Total Other Financial Instruments	$248,668,222	$384,653,515	—	$633,321,737

Total	$820,529,991	$23,543,251,538	$9,821,079	$24,373,602,608

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$78,796,578	—	—	$78,796,578
OTC Written Options	—	$602,252	—	602,252
Futures Contracts††	422,010,703	—	—	422,010,703
Forward Foreign Currency Contracts††	—	37,449,156	—	37,449,156
OTC Interest Rate Swaps	—	11,680,443	—	11,680,443
Centrally Cleared Interest Rate Swaps††	—	76,655,637	—	76,655,637
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection††	—	4,848,933	—	4,848,933
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection††	—	285,697	—	285,697

Total	$500,807,281	$131,522,118	—	$632,329,399

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

112

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2023. The following transactions were effected in such company for the period ended September 30, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$1,267,760,731	$4,891,585,711	4,891,585,711	$5,701,576,123	5,701,576,123	—	$17,618,395	—	$457,770,319

113